Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Simcere Pharmaceutical Group
Entity Central Index Key	0001384360
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	101,410,422
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets
Cash	$ 28,597	178,162	209,850
Pledged bank deposits	3,755	23,394	52,707
Assets held for sale	14,534	90,550
Accounts and bills receivable, net	175,456	1,093,111	1,276,872
Inventories	19,411	120,932	126,708
Deferred tax assets	17,930	111,706	79,620
Other current assets	20,151	125,542	101,576
Total current assets	279,834	1,743,397	1,847,333
Property, plant and equipment, net	137,004	853,546	925,815
Land use rights	20,581	128,220	139,707
Intangible assets, net	37,674	234,714	338,472
Goodwill	45,685	284,620	309,936
Investments in and advances to affiliated companies	9,115	56,785	91,355
Other non-current assets	11,457	71,381	81,499
Total assets	541,350	3,372,663	3,734,117
Current liabilities
Short-term borrowings	108,470	675,779	816,150
Accounts and bills payable	9,974	62,136	80,570
Accrued payroll and employee benefits	10,815	67,381	75,148
Other current liabilities	64,882	404,222	490,679
Total current liabilities	194,141	1,209,518	1,462,547
Long-term borrowings	321	2,000
Deferred tax liabilities	9,008	56,120	46,248
Other liabilities	5,242	32,657	31,625
Total liabilities	208,712	1,300,295	1,540,420
Equity
Ordinary shares: Par value: US$0.01 Authorized: 500,000,000 shares Issued and outstanding: 2011: 105,740,648 2012: 101,410,422	1,326	8,258	8,532
Additional paid-in capital	137,004	853,551	954,750
Accumulated other comprehensive loss	(16,717)	(104,147)	(104,608)
Retained earnings	201,355	1,254,464	1,197,507
Total equity attributable to Simcere Pharmaceutical Group	322,968	2,012,126	2,056,181
Non-controlling interest	9,670	60,242	137,516
Total shareholders' equity	332,638	2,072,368	2,193,697
Commitments and contingencies
Total liabilities and shareholders' equity	$ 541,350	3,372,663	3,734,117

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	101,410,422	105,740,648
Ordinary shares, shares outstanding	101,410,422	105,740,648

Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Comprehensive Income
Revenue	$ 334,339	2,082,966	2,040,547	2,141,098
Cost of materials and production	(57,956)	(361,071)	(328,159)	(341,787)
Gross profit	276,383	1,721,895	1,712,388	1,799,311
Operating expenses and other operating income
Research and development	(36,711)	(228,717)	(198,722)	(125,737)
Sales, marketing and distribution	(183,113)	(1,140,810)	(1,131,974)	(1,186,144)
General and administrative	(41,091)	(255,999)	(288,144)	(269,512)
Impairment charges	(15,609)	(97,247)
Gain arising from loss of control of a subsidiary	3,979	24,789
Other operating income	2,512	15,650	50,000
Income from operations	6,350	39,561	143,548	217,918
Interest income	653	4,066	4,676	4,214
Interest expense	(11,117)	(69,258)	(42,342)	(19,920)
Foreign currency exchange gains (losses), net	(148)	(923)	7,732	5,511
Other income	1,834	11,429	15,036	2,286
Losses of equity method affiliated company	(780)	(4,859)	(12,192)	(14,716)
Earnings (losses) before income taxes	(3,208)	(19,984)	116,458	195,293
Income tax benefit (expense)	896	5,581	35,371	(10,640)
Net income (loss)	(2,312)	(14,403)	151,829	184,653
Net income attributable to redeemable non-controlling interest			(1,378)	(1,776)
Net loss (income) attributable to other non-controlling interest	11,454	71,360	27,938	(10,466)
Net income attributable to Simcere Pharmaceutical Group shareholders	9,142	56,957	178,389	172,411
Earnings per share:
Basic (in CNY and dollars per share)	$ 0.09	0.53	1.63	1.59
Diluted (in CNY and dollars per share)	$ 0.09	0.53	1.61	1.55
Net income (loss)	(2,312)	(14,403)	151,829	184,653
Other comprehensive income (loss)
Net effect of foreign currency translation, net of nil tax	74	461	(7,096)	(5,964)
Comprehensive income (loss)	(2,238)	(13,942)	144,733	178,689
Comprehensive income attributable to redeemable non-controlling interest			(1,378)	(1,776)
Comprehensive loss (income) attributable to other non-controlling interest	11,454	71,360	27,938	(10,466)
Comprehensive income attributable to Simcere Pharmaceutical Group shareholders	$ 9,216	57,418	171,293	166,447

Consolidated Statements of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Comprehensive Income
Net effect of foreign currency translation, tax

Consolidated Statements of Changes in Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Equity attributable to Simcere Pharmaceutical Group USD ($)	Equity attributable to Simcere Pharmaceutical Group CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Retained earnings USD ($)	Retained earnings CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Balance at Dec. 31, 2009		2,207,683		1,982,224		8,851		1,218,214		(91,548)		846,707		225,459
Balance (in shares) at Dec. 31, 2009						110,534,932
Increase (Decrease) in Stockholders' Equity
Share-based compensation		31,099		31,099				31,099
Issuance of ordinary shares upon exercise of non-vested shares and share options		35		35		35
Issuance of ordinary shares upon exercise of non-vested shares and share options (in shares)						518,322
Repurchase and retirement of ordinary shares		(127,499)		(127,499)		(289)		(127,210)
Repurchase and retirement of ordinary shares (in shares)						(4,263,732)
Net income (loss)		182,877		172,411								172,411		10,466
Other comprehensive income		(5,964)		(5,964)						(5,964)
Acquisition of Nanjing Tung Chit's shares from non-controlling interests		(6,280)		(6,019)				(6,019)						(261)
Acquisition of Jilin Boda's shares from non-controlling interests		(174,185)		(126,110)				(126,110)						(48,075)
Dividend declared by subsidiary to non-controlling interest		(7,846)												(7,846)
Deemed acquisition of redeemable non-controlling interest in Jilin Boda		(45,677)		(41,505)				(41,505)						(4,172)
Balance at Dec. 31, 2010		2,054,243		1,878,672		8,597		948,469		(97,512)		1,019,118		175,571
Balance (in shares) at Dec. 31, 2010						106,789,522
Increase (Decrease) in Stockholders' Equity
Share-based compensation		29,341		29,341				29,341
Issuance of ordinary shares upon exercise of non-vested shares and share options		39		39		16		23
Issuance of ordinary shares upon exercise of non-vested shares and share options (in shares)						244,670
Repurchase and retirement of ordinary shares		(31,955)		(31,955)		(81)		(31,874)
Repurchase and retirement of ordinary shares (in shares)						(1,293,544)
Net income (loss)		150,451		178,389								178,389		(27,938)
Other comprehensive income		(7,096)		(7,096)						(7,096)
Acquisition of Jilin Boda's shares from non-controlling interests		8,791		8,791				8,791
Dividend declared by subsidiary to non-controlling interest		(10,117)												(10,117)
Balance at Dec. 31, 2011		2,193,697		2,056,181		8,532		954,750		(104,608)		1,197,507		137,516
Balance (in shares) at Dec. 31, 2011		105,740,648				105,740,648
Increase (Decrease) in Stockholders' Equity
Share-based compensation		20,437		20,437				20,437
Issuance of ordinary shares upon exercise of non-vested shares and share options		13		13		13
Issuance of ordinary shares upon exercise of non-vested shares and share options (in shares)						213,388
Repurchase and retirement of ordinary shares		(121,923)		(121,923)		(287)		(121,636)
Repurchase and retirement of ordinary shares (in shares)						(4,543,614)
Net income (loss)		(14,403)		56,957								56,957		(71,360)
Other comprehensive income	74	461		461						461
Dividend declared by subsidiary to non-controlling interest		(6,514)												(6,514)
Capital injection to a newly established subsidiary		600												600
Balance at Dec. 31, 2012	$ 332,638	2,072,368	$ 322,968	2,012,126	$ 1,326	8,258	$ 137,004	853,551	$ (16,717)	(104,147)	$ 201,355	1,254,464	$ 9,670	60,242
Balance (in shares) at Dec. 31, 2012	101,410,422				101,410,422

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Acquisition of Shandong Simcere in 2006 CNY	Dec. 31, 2012 Acquisition of Jiangsu Quanyi in 2009 USD ($)	Dec. 31, 2012 Acquisition of Jiangsu Quanyi in 2009 CNY
Operating activities:
Net income (loss)	$ (2,312)	(14,403)	151,829	184,653
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Bad debt expense (reversal)	(99)	(618)	994	843
Inventory write-downs			3,205	4,846
Depreciation of property, plant and equipment	15,277	95,175	85,319	76,976
Amortization of intangible assets	5,330	33,206	33,731	37,128
Land use right expense	514	3,203	3,203	3,203
Impairment charges	15,609	97,247
Losses of equity method affiliated companies	780	4,859	12,192	14,716
Loss (gain) on disposals of property, plant and equipment	448	2,792	636	(1,463)
Gain arising from loss of control of a subsidiary	(3,979)	(24,789)
Deferred tax benefit	(6,659)	(41,487)	(66,208)	(27,722)
Share-based compensation	3,280	20,437	29,341	31,099
Unrealized foreign currency exchange losses (gains)	83	515	(5,489)	(4,742)
Changes in assets and liabilities, net of effects from acquisitions
Accounts and bills receivable	29,595	184,379	(393,128)	(181,260)
Inventories	927	5,776	(40,181)	12,077
Other current assets	(143)	(890)	(14,672)	(950)
Amounts due from related parties	467	2,909	(815)	1,443
Accounts and bills payables	(2,959)	(18,434)	30,932	(102,611)
Accrued payroll and employee benefits	(1,247)	(7,767)	19,589	4,891
Unrealized profit of inventory sold to an affiliated company	243	1,515
Other current liabilities and other liabilities	(5,021)	(31,284)	(27,261)	79,023
Amounts due to related parties	199	1,237	(110)	110
Net cash provided by (used in) operating activities	50,333	313,578	(176,893)	132,260
Investing activities:
Payment for purchase of property, plant and equipment and intangible assets	(11,773)	(73,349)	(164,255)	(188,828)
Decrease (increase) in deposits for purchase of land use rights	3,112	19,390	(52,390)
Proceeds from disposal of property, plant and equipment and land use right			18,365
Payments for acquisition of subsidiaries, net of cash acquired	(2,050)	(12,772)		(9,830)
Payment for establishment of an affiliated company	(4,528)	(28,211)
Decrease (increase) in pledged bank deposits	4,705	29,313	(47,574)	10,524
Advance received (made to) from an affiliated company			17,673	(14,071)
Net cash used in investing activities	(10,534)	(65,629)	(228,181)	(202,205)
Financing activities:
Proceeds from exercise of non-vested shares and share options	2	13	39	35
Payment for repurchase and retirement of ordinary shares	(19,570)	(121,923)	(31,955)	(127,499)
Proceeds from short term bank loans and other borrowings	178,758	1,113,679	918,150	350,000
Principal repayments of bank loans and other borrowings	(200,968)	(1,252,050)	(481,306)	(170,000)
Payment for acquisition of additional non-controlling interest	(2,149)	(13,388)	(52,805)	(150,274)
Payment from non-controlling interest for capital injection to a newly established subsidiary	96	600
Payment of dividends to the non-controlling interest	(1,045)	(6,514)	(9,175)
Net cash (used in) provided by financing activities	(44,876)	(279,583)	342,948	(97,738)
Effect of exchange rate changes on cash	(9)	(54)	(1,607)	(1,222)
Net decrease in cash	(5,086)	(31,688)	(63,733)	(168,905)
Cash at beginning of year	33,683	209,850	273,583	442,488
Cash at end of year	28,597	178,162	209,850	273,583
Cash paid during the period for:
Income taxes	4,685	29,186	48,393	37,528
Interest, net of capitalized interest	11,117	69,258	42,342	19,920
Non-cash investing and financing transactions:
Payable and accruals for acquisition of property, plant and equipment, land use right and intangible assets	6,393	39,829	78,546	78,791
Payable for acquisition of Jiangsu Quanyi			28,422	29,875
Payable for acquisition of non-controlling interest of Jilin Boda			13,388	26,153
Assets transfer out for acquisition of Jilin Boda				4,038
Gain arising from loss of control of Shanghai Simcere	3,979	24,789
Acquisition
Cash consideration paid					(9,830)	$ (2,050)	(12,772)

Principal activities, significant concentrations and risks, and basis of presentation	12 Months Ended
Dec. 31, 2012
Principal activities, significant concentrations and risks, and basis of presentation
Principal activities, significant concentrations and risks, and basis of presentation

1                                         Principal activities, significant concentrations and risks, and basis of presentation

(a)                       Principal activities

Simcere Pharmaceutical Group (the “Company”) and its subsidiaries (collectively the “Group”), are principally engaged in the research, development, manufacture and distribution of pharmaceutical and vaccine products in the People’s Republic of China (the “PRC”).

(b)                       Significant concentrations and risks

Revenue concentrations

The Group sells its products to pharmaceutical distributors and the PRC government. Sales to distributors account for substantially all of the Group’s revenues. The Group does not have long-term distribution agreements and competes for desired distributors with other pharmaceutical and vaccine manufacturers. Consequently, maintaining relationships with existing distributors and replacing distributors may be costly, difficult and time-consuming. Any disruption of the Group’s distribution network, including the failure to renew existing distribution agreements with desired distributors, could negatively affect the Group’s ability to effectively sell its products and could materially and adversely affect its business, financial condition and results of operations. As of and for the years ended December 31, 2010, 2011 and 2012, no single customer contributed 10% or more of the Group’s total revenues or accounts and bills receivable. For the years ended December 31, 2010, 2011 and 2012, sales to five largest customers accounted in aggregate for approximately 17.6%, 17.2% and 16.6% of the Group’s total revenues, respectively.

The Group derives a substantial portion of revenue from the sales of five products, namely Bicun, Zailin, Yingtaiqing, Sinofuan and Endu. Each of these products individually contributed to revenues of over RMB100,000 (US$16,051) for the year ended December 31, 2012. Total revenues of these five products accounted for 71.9%, 72.2% and 69.6% of the Group’s revenue for the years ended December 31, 2010, 2011 and 2012, respectively. All of these five products except Endu were subject to the price controls described below, which accounted for 61.4%, 59.3% and 56.5% of the Group’s revenue for the years ended December 31, 2010, 2011 and 2012, respectively. The Group expects the sales of these five products to continue to comprise a substantial portion of revenues in the future; accordingly any factors adversely affecting the sales of any of these five products will have a material adverse effect on the Group’s business, financial condition and results of operations.

Price control by PRC government authorities

The retail prices of certain pharmaceuticals sold in China are subject to price controls in the form of fixed prices or price ceilings. Pharmaceuticals subject to price control include pharmaceuticals identified in (i) China’s national essential drug list and drug reimbursement list issued by China’s Ministry of Human Resources and Social Security; (ii)  the provincial medical insurance catalogs issued by the provincial Ministry of Human Resources and Social Security; and (iii) those pharmaceuticals whose production or trading are deemed to constitute monopolies.

Manufacturers and distributors cannot set the retail price for any given price-controlled product above the price ceilings or deviate from fixed price imposed by the government. The prices of medicines that are not subject to price controls are determined freely, subject to notification to the provincial pricing authorities.

Certain of the Group’s products are subject to such price controls and accordingly, the price of such products can not be increased at the Group’s discretion above the relevant controlled price ceiling without prior governmental approval. In addition, the price of such products may also be adjusted downward by the relevant government authorities in the future. Such price control, especially downward price adjustment, may negatively affect the Group’s revenue and profitability. For the years ended December 31, 2010, 2011 and 2012, 73%, 82% and 85% respectively, of the Group’s revenue were from products that were subject to government pricing controls.

Concentration of suppliers

The Group sources raw materials, as well as packaging materials, from various suppliers in the PRC.  Historically, the majority of the Group’s raw materials have been readily available. The Group generally maintains two vendors for each major raw material in order to diversify its vendor base and to ensure a reliable supply of raw materials at reasonable prices.

In addition, the Group also purchased two pharmaceutical products from third party suppliers and is the exclusive distributor of the two pharmaceutical products. The revenue of the two pharmaceutical products accounted for 10.0%, 11.2% and 9.7% of the Group’s revenue for the years ended December 31, 2010, 2011 and 2012, respectively.

For the years ended December 31, 2010, 2011 and 2012, the Group purchased 36.9%, 37.0% and 31.5%, respectively, of its total supply of raw materials and pharmaceutical products from its five largest suppliers and purchased 17.3%, 19.7% and 13.6% of its total supply of raw materials and pharmaceutical products from its largest supplier.

(c)                        Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

On December 21, 2012, the Group signed an agreement with Changzhou Diaozhuang Industrial Co., Ltd (“Diaozhuang Industrial”), for the sale of certain assets, including certain plant, machineries and land use right held by Jiangsu Quanyi Biological Technology Stock Co., Ltd. (“Jiangsu Quanyi”) for a cash consideration of RMB25,514 (US$4,095).  As of December 31, 2012, the above property, plant and equipment, land use right were classified as assets held for sale. The Group recognized an impairment loss of RMB1,831 (US$294) in the consolidated statements of comprehensive income for the year ended December 31, 2012, representing the difference between the carrying amount of these assets of RMB27,345 (US$4,389) and fair value less cost to sell of RMB25,514 (US$4,095).

The Group previously accounted for its investment in Shanghai Celgen Bio-Pharmaceutical Co., Ltd. (“Shanghai Celgen”) under the equity method of accounting and included the investment in the line item “Investments in and advances to affiliated companies” in the Group’s consolidated balance sheet as of December 31, 2011 and 2010. As of December 31, 2012, management approved a plan to sell the investment in Shanghai Celgen. On January 15, 2013, the Group signed a share transfer agreement with Devont Asset Management Limited (“Devont”) to transfer its Shanghai Celgen for a cash consideration of RMB302 million. Upon completion of the transaction, the Group will no longer hold any equity interest in Shanghai Celgen. As of December 31, 2012, the carrying amount of investment in Shanghai Celgen of RMB65,036 (US$10,439) was classified as assets held for sale. As of the issuance date of the financial statements, the sales of Shanghai Celgen has yet to be completed and the cash consideration of RMB302,000 has not be received by the Group.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Summary of significant accounting policies

2                                         Summary of significant accounting policies

(a)                       Consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its majority owned subsidiaries. For consolidated subsidiaries where the Company’s ownership is less than 100%, the outside shareholders’ interests are shown as non-controlling interest. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

(b)                       Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include recoverability of the carrying amount of property, plant and equipment, goodwill, intangible assets (including acquired in-process research and development (“IPR&D”) and investments in an affiliated company; the allocation of the purchase price for the Group’s business acquisitions; allowances for doubtful receivables and deferred tax assets; depreciation and amortization lives; realizablility of inventories; and amounts recognized for contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from those estimates.

(c)                        Foreign currency transactions and translation

The reporting currency of the Group is the Renminbi (“RMB”).

The functional currency of the Company’s PRC subsidiaries is the RMB. RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (“PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Transactions dominated in currencies other than the functional currency are translated into the functional currency at the exchange rate at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the applicable exchange rate at the balance sheet date. The resulting exchange differences are recognized in the consolidated statements of comprehensive income.

Assets and liabilities of subsidiaries, whose functional currency is not the RMB, are translated into RMB at the exchange rate at the balance sheet date. Income and expense items are translated into RMB at the average rates of exchange prevailing during the period. The adjustment resulting from translating the financial statements of such entities is reflected as a component of accumulated other comprehensive loss within shareholders’ equity.

For the convenience of the readers, the December 31, 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00=RMB6.2301, being the noon buying rate for U.S. dollars in the City of New York on December 31, 2012 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve Bank of New York.  No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2012 or at any other date.

(d)                       Cash and pledged bank deposits

Cash consist of cash on hand, cash in bank accounts and interest-bearing savings accounts.

As of December 31, 2011 and 2012, RMB193,779 and RMB164,849 (US$26,460), respectively, in cash was held in major financial institutions located in the PRC.  Management believes that these financial institutions have high credit rating.

Cash that is restricted as to withdrawal for use or pledged as security is disclosed separately on the face of the balance sheet, and is not included in the cash total in the consolidated statements of cash flows. The pledged bank deposits are also held in major financial institutions located in the PRC and include cash received from the National Finance Bureau which is restricted for use for R&D projects conducted by the Group. Any withdrawal of funds from the account requires an approval from the National Finance Bureau. The pledged bank deposits also include cash maintained at a bank as security for short-term bills payable and letters of credit issued by the subsidiaries of the Company to third party suppliers. Bank deposits are restricted as to withdrawal or use by the subsidiaries as long as the related short-term bills payable have not been settled. Upon maturity of the bills payable which generally ranges from three to six months, the cash is available for use by the Group.

(e)                        Accounts receivable and bills receivable

Accounts and bills receivable are recognized at the invoiced amount and do not bear interest. Amounts collected on accounts and bills receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Group maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and our customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company reviews its allowance for doubtful accounts monthly. Past due balances over 180 days and over a specified amount are reviewed individually for collectability. All other balances are reviewed on a pooled basis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs for 2010, 2011 and 2012 approximated RMB117, RMB1,180 and nil, respectively. The Company does not have any off-balance-sheet credit exposure related to its customers.

To reduce the Group’s credit risk, the Group has required certain customers to pay for the sale of the Group’s products by bills receivable. A bill receivable primarily represents a short-term note receivable issued by a financial institution that entitles the Group to receive the full face amount from the financial institution at maturity, which generally ranges from three to six months from the date of issuance. Historically, the Group has not experienced any collection losses on bills receivable and therefore no allowance for doubtful accounts has been provided. Apart from those disclosed in note 14(d), the Group does not have any off-balance-sheet credit exposure related to bills receivable.

(f)                         Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average cost method. Costs of work-in-progress and finished goods comprise direct materials, direct labor and related manufacturing overhead based on normal operating capacity.

(g)                        Investment in and advances to an affiliated company

An investment in an entity where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, is accounted for using the equity method of accounting. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in the consolidated statements of income.

The Group recognizes a loss when there is a loss in value of an equity method investment which is other than a temporary decline. The process of assessing and determining whether an impairment on a particular equity investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether the Group has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary.  Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year end, and forecasted performance of the investee. There was no impairment charges related to the investment in the affiliated companies for any of the years presented.

(h)                       Long-lived assets

Property, plant and equipment

Property, plant, and equipment are stated at cost. Depreciation is provided over the estimated useful lives of the assets, using the straight-line method. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds realized thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized. The estimated useful lives of property, plant and equipment are as follows:

Building and leasehold improvements	20 - 50 years
Machinery and equipment	3 - 10 years
Motor vehicles	3 - 8 years
Furniture, fixtures and office equipment	3 - 5 years

No depreciation expense is provided in respect of construction-in-progress.

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of the cost of inventory, and expensed to cost of materials and production when the inventory is sold.

Intangible assets with definite lives

Intangible assets with definite lives are amortized on a straight-line basis over the estimated useful lives of the respective assets. The Group’s intangible assets and their respective estimated useful lives are as follows:

Customer relationships	4 - 11 years
Developed technology	7 - 16 years
Product trademarks	6 - 10 years
Manufacturing and supply licenses	1 - 5 years

Impairment of property plant, and equipment and intangible assets with definitive lives

Long-lived assets including property, plant and equipment, and intangible assets with definitive lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment loss of property, plant and equipment or intangible assets with definite lives was recognized in 2010, 2011 and 2012.

Indefinite-lived intangible assets

IPR&D represents the fair value assigned to incomplete research projects that the Group acquires through business combinations, which at the time of acquisition, have not reached technological feasibility. For business combinations for which the acquisition date is before January 1, 2009, the fair value of IPR&D projects was expensed upon acquisition. For acquisition date that is on or after January 1, 2009, the fair value of IPR&D projects is recognized as intangible asset on the consolidated balance sheet rather than expensed. The amounts capitalized are accounted for as indefinite-lived intangible assets, subject to impairment testing until completion or abandonment of the projects. Upon successful completion of each project, the Group makes a determination as to the useful life of the intangible asset and begins amortization.

The Group tests indefinite-lived intangibles, including IPR&D, for impairment at least annually, and more frequently if an event occurs or circumstances change that indicate impairments might exist. The impairment test consists of a comparison of the fair value of the IPR&D with its carrying amount. If the carrying amount of an IPR&D exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. For the year ended December 31, 2012, the Group recognized an impairment loss on IPR&D of RMB70,100 (US$11,252).  No impairment loss of IPR&D was recognized in 2010 and 2011.

Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is not amortized but instead goodwill is reviewed for impairment at lease annually, and more frequently if events and circumstances indicate that the asset might be impaired. This determination is made at the reporting unit level. In September 2011, the FASB issued revised guidance on “Testing of Goodwill for Impairment”. The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance was effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Group adopted the revised guidance in 2012. If a qualitative assessment is not performed, or if as a result of a qualitative assessment it is not more likely than not that the fair value of a reporting unit exceeds its carrying value, then the two-steps impairment test is performed. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Second, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill.

Management evaluated and determined that there are two components below the Group’s operating segment: the pharmaceutical business and the vaccines business. The pharmaceutical business and vaccines business have dissimilar economic characteristics and they each manufacture, distribute and sell distinct products which require different technologies and marketing strategies. As such, management determined that the Group has two reporting units, a pharmaceutical reporting unit and a vaccine reporting unit, for goodwill impairment testing for the years ended December 31, 2010, 2011 and 2012. The Group used a discounted cash flow analysis to determine the fair value of its reporting units.  For the year ended December 31, 2012, the Group recognized an impairment loss on goodwill of RMB25,316 (US$4,063) in connection with vaccine reporting unit.  No impairment loss of goodwill was recognized in 2010 and 2011.

(i)                            Land use rights

A land use right in the PRC represents an exclusive right to occupy, use, develop, lease, transfer a piece of land during the contractual term of the land use right. Land use rights are usually paid in one lump sum at the date the right is granted. The payment usually covers the entire duration period of the land use right. The lump sum advance payments are capitalized as land use right assets and then charged to expenses on a straight-line basis over the respective periods of the rights of 24-75 years.

(j)                          Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in consolidated statements of income in the period that includes the enactment date.

The Company’s management determines whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, it is presumed that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. A recognized income tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized. The tax positions are regularly reevaluated based on the results of the examination of income tax filings, statute of limitations expirations and changes in tax law that would either increase or decrease the technical merits of a position relative to the more-likely-than-not recognition threshold. The Group’s policy is to accrue interest and penalties related to unrecognized tax benefits as a component of income tax expense.

(k)                       Revenues

Sales of pharmaceutical and vaccine products represent the invoiced value of products sold. Value added taxes (VAT) collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of comprehensive income.

The Group recognizes revenue from the sale of products when the following criteria are met: 1) persuasive evidence of an arrangement exits (sales agreements and customer purchase orders are used to provide evidence of  the existence of an arrangement); 2) delivery of the product has occurred and risks and benefits of ownership have been transferred, which is when the product is received by the customer at its or a designated location in accordance with the sales terms (the customer’s written acknowledgement of the receipt of the product provides evidence of delivery); 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. The Group’s sales agreements do not provide the customer the right of return, unless the product is defective in which case the Group allows for an exchange of product or return. For the periods presented, defective product returns were immaterial.

(l)                           Government grants

Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attaching to them and the grants are receivable. Grants that compensate research and development expenses are recognized as a reduction to the related research and development expenses. Grants that compensate the Group for the cost of property, plant and equipment and land use rights are recognized as a reduction of the cost of the related asset and are recognized over the useful life of the asset by way of reduced depreciation expense or lease expense.

For the years ended December 31, 2010, 2011 and 2012, government grants of RMB5,755, RMB24,796 and RMB16,846 (US$2,704), respectively, have been recognized as a reduction of research and development expenses.

(m)                   Research and development

Research and development costs are expensed as incurred. These expenses include the costs of the Group’s internal research and development activities and the costs of research and development conducted by others on behalf of the Group, such as through third-party collaboration arrangements. Research and development costs in connection with third-party collaboration arrangements prior to regulatory approval are expensed when the research and development activities are performed. Once a regulatory approval is obtained, subsequent payments are recognized as intangible assets and, unless the assets are determined to have an indefinite life, amortized over the remaining agreement terms or the expected product life cycle, whichever is shorter.

The costs of acquired technology know-how (drugs in a development stage) that are purchased from others for a particular research and development project either individually, or as part of a group of assets, and that have no alternative future uses (in other research and development projects or otherwise), are expensed as research and development costs. Management has determined that for an acquired technology know-how to have an alternative future use, it should be (a) reasonably expected that the Group will use the technology in an alternative manner for an economic benefit and (b) the Group’s use of the technology is not contingent on further development subsequent to acquisition (that is, it can be used in an alternative manner at the acquisition date).

(n)                       Advertising costs

Advertising costs are expensed as incurred and included in sales, marketing and distribution expenses. Advertising costs for the years ended December 31, 2010, 2011 and 2012 amounted to RMB106,708, RMB83,824and RMB55,033 (US$8,833), respectively.

(o)                       Shipping and handling costs

Costs incurred by the Group for shipping and handling to transport and deliver products to customers, are included in sales, marketing and distribution expenses. Shipping and handling costs for the years ended December 31, 2010, 2011 and 2012 amounted to RMB16,339, RMB14,940 and RMB14,962 (US$2,402), respectively. Shipping and other transportation costs are not charged to customers.

(p)                       Retirement and other postretirement benefits

Contributions to defined contribution retirement plans are charged to the consolidated statements of comprehensive income as and when the related employee service is provided. The Group does not have any defined benefit retirement plans.

(q)                       Share-based payment

The Company recognizes all employee share-based compensation as a cost in the consolidated financial statements. Equity-classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model. The Group recognizes the cost of share-based compensation on a straight-line basis over the requisite service period. Share-based compensation cost that has been included in income from operations amounted to RMB31,099, RMB29,341 and RMB20,437 (US$3,280) for the years ended December 31, 2010, 2011 and 2012, respectively.

(r)                          Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, product and environmental liability. The Group records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Historically, the Group has experienced no material product liability claims.

(s)                         Earnings per share

Basic earnings per share is computed by dividing net income attributable to the Group by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to the Group by the weighted average number of ordinary shares and dilutive ordinary equivalent shares outstanding during the period. Dilutive ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding share options and non-vested shares by applying the treasury stock method. Dilutive ordinary equivalent shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

(t)                           Segment reporting

For the years ended December 31, 2010, 2011 and 2012, management determined that the Group as a whole is the only operating segment as the Group’s chief operating decision maker regularly receives and reviews the financial information on a consolidated group basis for purposes of making decisions about resource allocation and assessing performance. All of the Group’s operations and customers are located in the PRC, consequently, no geographic information is presented.

(u)                       Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·                       Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·                       Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·                       Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standard does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it is already required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The provisions of the ASU are effective for annual or interim reporting periods beginning after December 15, 2011. The Group adopted the provisions of the ASU in 2012. The adoption of ASU 2011-04 did not have a material effect on the Group’s consolidated financial statements.  See note 21 to the consolidated financial statements.

(v)                       Effect of Recent Accounting Pronouncements

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income”. The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards”. The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Group adopted the revised guidance in 2012 by presenting items of net income and other comprehensive income in one continuous statement, consolidated statements of comprehensive income. The Group did not have any reclassification adjustment for each component of other comprehensive income in the years presented in the consolidated statements of comprehensive income.

In July 2012, the FASB issued revised guidance on “Testing Indefinite-Lived Intangible Assets for Impairment”. The revised guidance permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period.  The revised guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

Accounts and bills receivables, net	12 Months Ended
Dec. 31, 2012
Accounts and bills receivable, net
Accounts and bills receivable, net

3                                        Accounts and bills receivable, net

Accounts and bills receivable, net are summarized as follows:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable due from a related party	—	29,555	4,744
Accounts receivable due from third parties	469,339	390,597	62,695
Less: allowance for doubtful accounts	(7,289)	(6,671)	(1,071)
Accounts receivable, net	462,050	413,481	66,368
Bills receivable	814,822	679,630	109,088
Total accounts and bills receivable, net	1,276,872	1,093,111	175,456

The movements of the allowance for doubtful accounts are as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Beginning allowance for doubtful accounts	6,749	7,475	7,289	1,170
Addition charged to (reversal of) bad debt expense	843	994	(618)	(99)
Write-off of accounts receivable	(117)	(1,180)	—	—
Ending allowance for doubtful accounts	7,475	7,289	6,671	1,071

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally 30 to 90 days from the date of billing. The Group does not require collateral or other security to support credit sales.

Several subsidiaries of the Company sold bills receivable with recourse to third party financial institutions or endorsed bills receivable with recourse to third party suppliers of raw materials, pharmaceutical products or marketing and promotion services. Under this arrangement, control over the transferred bills receivable is surrendered and the subsidiaries do not retain beneficial interests in the transferred bills receivable.  All of the transferred bills receivable were accounted for as sales and derecognized upon transfer.

For the years ended December 31, 2010, 2011 and 2012, the Group received proceeds from the sale of bills receivable to third party financial institutions of RMB991,385, RMB301,519 and RMB860,149 (US$138,063), respectively. The Group recognized discounts of RMB12,620, RMB7,178 and RMB17,654 (US$2,834) in respect of bills receivable sold to third party financial institutions for the years ended December 31, 2010, 2011 and 2012, respectively, which have been included in interest expense.

As of December 31, 2012, bills receivable of RMB44,180 (US$7,091) were pledged to banks as collateral for short-term bank loans of RMB37,770 (US$6,063).

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

4                                         Inventories

Inventories by major categories are summarized as follows:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Raw materials	29,804	29,109	4,672
Consumables and packaging materials	19,224	16,225	2,604
Work-in-progress	12,243	13,018	2,090
Finished goods	65,437	62,580	10,045
Total inventories	126,708	120,932	19,411

Inventory write-downs of RMB4,846, RMB3,205 and nil were recognized in cost of materials and production in the consolidated statements of comprehensive income during the years ended December 31, 2010, 2011 and 2012,  respectively.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net
Property, plant and equipment, net

5                                         Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Buildings and leasehold improvements	543,317	583,666	93,685
Machinery and equipment	414,470	447,892	71,892
Motor vehicles	43,973	44,683	7,172
Furniture, fixtures and office equipment	86,207	93,331	14,981
Construction-in-progress	194,196	114,953	18,451
	1,282,163	1,284,525	206,181
Less: accumulated depreciation and amortization	(381,417)	(443,893)	(71,250)
	900,746	840,632	134,931
Deposits for purchase of property, plant and equipment	25,069	12,914	2,073
Property, plant and equipment, net	925,815	853,546	137,004

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US $

Costs of materials and production	32,135	28,526	30,316	4,866
Research and development	14,972	25,222	37,395	6,003
Sales, marketing and distribution	296	302	269	43
General and administrative	29,573	31,269	27,195	4,365
Total depreciation expense	76,976	85,319	95,175	15,277

The Group capitalizes interest cost as a component of the cost of construction in progress. Interest incurred consists of the following:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Interest cost capitalized	4,468	2,741	1,672	268
Interest cost charged to income	19,920	42,342	69,258	11,117
Total interest cost incurred	24,388	45,083	70,930	11,385

Land use rights	12 Months Ended
Dec. 31, 2012
Land use rights
Land use rights

6                                         Land use rights

Land use rights consist of the following items:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Land use rights:
- non-current portion	139,707	128,220	20,581
- current portion	3,197	3,024	485
Total land use rights	142,904	131,244	21,066

Acquisitions, disposal of controlling interest, goodwill and intangible assets	12 Months Ended
Dec. 31, 2012
Acquisitions, disposal of controlling interest, goodwill and intangible assets
Acquisitions, disposal of controlling interest, goodwill and intangible assets

7                                         Acquisitions, disposal of controlling interest, goodwill and intangible assets

(a)                        2012 disposal of controlling interest in connection with establishment of Simcere MSD

Disposal of the controlling interest in Shanghai Simcere Pharmaceutical Co., Ltd(“Shanghai Simcere”)

In May 2012, Simcere Pharmaceutical Co., Ltd. (“Hainan Simcere”), entered into agreement with Merck Sharp & Dohme China Holding Co., Ltd (“MSD China”) to increase the capital injection of Shanghai Simcere Pharmaceutical Co., Ltd (“Shanghai Simcere”) and convert Shanghai Simcere from a wholly owned subsidiary of the Group into an equity joint venture. After the additional capital injection by the Group and MSD China, the Group and MSD China hold 49% and 51% of equity interest in Shanghai Simcere (subsequently renamed as “Simcere MSD (Shanghai) Pharmaceutical Co., Ltd” or “Simcere MSD”), respectively. The Group’s equity interest in Shanghai Simcere reduced from 100% to 49% on July 11, 2012. Shanghai Simcere engages in the distribution and promotion of certain cardiovascular drugs in the PRC.

The disposal of controlling interest in Shanghai Simcere was accounted as transfer of a subsidiary that constitutes a business in exchange for an increase in an equity-method investee. The remaining 49% equity interest in Shanghai Simcere was recorded at RMB53,000 (US$8,507), representing the fair value on the closing date of July 11, 2012. Accordingly, the Company recognised a gain of RMB24,789 (US$3,979), representing the difference of the fair value of 49% equity interest in Simcere MSD of RMB53,000 and the carrying value of Shanghai Simcere and the capital injection by the Group of RMB28,211 (US$4,528).

Investment in and advances to affiliate companies consist of the following items:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Investment in and advances to Shanghai Celgen	91,355	—	—
Investment in Simcere MSD	—	56,785	9,115
Total investment in and advance to affiliate companies	91,355	56,785	9,115

The changes in the carrying amount of investment in and advances to affiliate companies for the years ended December 31, 2011 and 2012 are as follows:

	Investment in and advances to Shanghai Celgen	Investment in Simcere MSD	Total
December 31, 2010	121,220	—	121,220
Interest income from advances to Shanghai Celgen (note 19)	1,827	—	1,827
Repayment from Shanghai Celgen (note 19)	(19,500)	—	(19,500)
Equity in losses of Shanghai Celgen	(12,192)	—	(12,192)
December 31, 2011	91,355	—	91,355
Interest income from advances to Shanghai Celgen (note 19)	828	—	828
Equity in losses of Shanghai Celgen	(10,159)	—	(10,159)
Reclassify the investment in Shanghai Celgen to assets held for sale (note 1(c))	(65,036)	—	(65,036)
Reclassify the advances to Shanghai Celgen to other current assets (note 19(d))	(16,988)	—	(16,988)
Investment in Simcere MSD	—	53,000	53,000
Equity in earnings of Simcere MSD	—	5,300	5,300
Unrealized profit of inventory sold to Simcere MSD	—	(1,515)	(1,515)
December 31, 2012	—	56,785	56,785

(b)                       2011 acquisitions

Acquisition of the redeemable non-controlling interest in Jilin Boda Pharmaceutical Co., Ltd.(“Jilin Boda”)

In June 2010, the Group entered into a series of transactions to: i) acquire approximately 39.19% of the equity interest in Boda through an acquisition of 80% equity interest in Nanjing Xiangao Investments management Co., Ltd. (“Nanjing Xiangao”), an investment holding company which holds 48.99% of the equity interest in Jilin Boda; and ii) acquire the remaining 20% equity interest in Nanjing Xiangao (effectively approximately 9.80% equity interest in Jilin Boda) through a put and call arrangement.

The put and call options are exercisable after 1 year from the date of acquisition of the 39.19% equity interest in Jilin Boda. The exercise prices for the call and the put options of the 9.80% equity interest in Jilin Boda held by Nanjing Xiangao are the same and equal to RMB43,600 plus 9.80% of the net profit attributable to Jilin Boda for the period beginning January 1, 2010 to the date of the exercise. Accordingly, the non-controlling interest was recorded outside of permanent equity as redeemable non-controlling interest on the consolidated balance sheet and initially recorded at the fair value of RMB45,677 on July 4, 2010.  The Group recognized RMB41,505 as a reduction to additional paid-in-capital which represented the difference between the fair value and the carrying amount of the non-controlling interest on July 4, 2010. Subsequently, the redeemable non-controlling interest is carried at the higher of (1) the initial carrying amount, increased or decreased for the non-controlling interest’s share of net income or loss or (2) the expected redemption value. The change of the carrying amounts of the redeemable non-controlling interest is recognized as net income attributable to redeemable non-controlling interest in the consolidated statements of comprehensive income.

On December 31, 2011, the Group exercised the call option to acquire the remaining 20% equity interest in Nanjing Xiangao for a cash consideration of RMB40,040, being RMB8,791 less than the redemption value. The difference between the redemption value and the carrying amount of the redeemable non-controlling interest was recognized as an addition to the additional paid-in-capital. As a result of the acquisition of the redeemable non-controlling interest, the Group increased its equity interest in Jilin Boda from 90.19% to 99.99%.

Redeemable
Non-controlling
Interest
RMB
Balance as of December 31, 2010	47,453
Income attributable to the redeemable non-controlling interest	1,378
Acquisition of redeemable non-controlling interest	(48,831)
Balance as of December 31, 2011 and December 31, 2012	—

(c)                        2010 acquisitions

Acquisition of a 14.29% equity interest in Nanjing Tung Chit

On April 2, 2010, the Group acquired 14.29% equity interest in Nanjing Tung Chit Pharmaceutical Co., Ltd (“Nanjing Tung Chit”) for cash consideration of RMB6,280. As a result of the acquisition of the additional 14.29% equity interest, Nanjing Tung Chit became a wholly owned subsidiary of the Group. The additional purchase of equity interest in Nanjing Tung Chit did not constitute a change in control. The non-controlling interest was reduced by RMB261 and the Group recognized RMB6,019 as a reduction to additional paid-in-capital which represents the difference between the fair value of the consideration and the carrying amount of the 14.29% non-controlling interest acquired as of the purchase date.

Acquisition of an additional 39.19% equity interest in Jilin Boda

As described in Note 7(b), the Group acquired 39.19% equity interest in Jilin Boda on July 4, 2010. The additional purchase of equity interest in Jilin Boda did not constitute a change in control. The total purchase consideration was RMB174,185 consisting of i) cash consideration of RMB 170,147 and ii) the difference between the fair value of buildings, machinery and equipment of RMB30,430 transferred to the selling shareholder and RMB 26,392 consideration receivable from the selling shareholder for the transfer of such assets and equity interest. The non-controlling interest was reduced by RMB48,075 upon the completion of this acquisition. The Group recognized RMB126,110 as a reduction to additional paid in capital which represents the difference between the fair value of the consideration and the carrying amount of the 39.19% non-controlling interest acquired as of the purchase date.

(d)                       Intangible assets

The Group’s intangible assets related to the Group’s acquisitions consisted of the following:

	December 31, 2011
	Amortization period	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
	Years	RMB	RMB	RMB	RMB
Customer relationships	4-11	37,418	(29,148)	—	8,270
Developed technologies	7-16	347,640	(111,354)	—	236,286
Product trademarks	6-10	4,303	(3,487)	—	816
Manufacturing and supply licenses	1-5	9,544	(9,544)	—	—
In-process research and development		93,100	—	—	93,100

Total intangible assets		492,005	(153,533)	—	338,472

	December 31, 2012
	Amortization period	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
	Years	RMB	RMB	RMB	RMB
Customer relationships	4-11	37,418	(33,533)	—	3,885
Developed technologies	7-16	347,188	(139,704)	—	207,484
Product trademarks	6-10	4,303	(3,958)	—	345
Manufacturing and supply licenses	1-5	9,544	(9,544)	—	—
In-process research and development		93,100	—	(70,100)	23,000

Total intangible assets		491,553	(186,739)	(70,100)	234,714

Total — US$		78,900	(29,974)	(11,252)	37,674

Amortization expense of customer relationships is recognized in sales, marketing and distribution and amortization expense for developed technology, product trademarks and manufacturing and supply licenses is recognized in cost of materials and production. The amortization expense for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Costs of materials and production	31,703	28,330	28,821	4,626
Sales, marketing and distribution	5,425	5,401	4,385	704
Total amortization expense	37,128	33,731	33,206	5,330

The estimated amortization expense of the Group’s intangible assets with definite lives for the year ended December 31 is as follows:

RMB
2013	29,988
2014	28,793
2015	28,505
2016	28,139
2017	22,066

The Group performed its annual impairment test on IPR&D on December 31, 2012. Considering the Group’s business strategy will focus on pharmaceutical business, the Group reassessed the commercialization of its in-process R&D projects of vaccine business and revised the vaccine business plan. Due to lowered expectation for future sales and profitability of the vaccine products currently under development, the Group recognized an impairment loss of RMB70,100 (US$11,252) on IPR&D associated with the acquisition of Jiangsu Quanyi in the consolidated statements of comprehensive income.

(e)                        Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Year ended December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance at as of January 1
Gross goodwill	386,334	386,334	62,011
Accumulated impairment losses	(76,398)	(76,398)	(12,263)
Net goodwill as of January 1	309,936	309,936	49,748

Goodwill acquired during the year	—	—	—
Impairment loss	—	(25,316)	(4,063)

Balance as of December 31
Gross goodwill	386,334	386,334	62,011
Accumulated impairment losses	(76,398)	(101,714)	(16,326)
Net goodwill as of December 31	309,936	284,620	45,685

In 2009, during the course of the Group’s acquisition of the additional 15% equity interest in Jiangsu Quanyi, the SFDA issued a public notice announcing the initiation of a comprehensive investigation into the quality controls on the production of human use rabies vaccines and ordered Jiangsu Quanyi to halt marketing and production of all products, including human use rabies vaccines. Four batches of human use rabies vaccines manufactured by Jiangsu Quanyi between July and October 2008 were found to have quality problems based on preliminary investigation by the SFDA. In May 2010, upon the completion of the SFDA investigation, Jiangsu Quanyi was fined RMB25,638 for sale of substandard human use rabies vaccines; Jiangsu Quanyi was required to bear the cost of patient re-vaccinations of up to RMB23,034;  Jiangsu Quanyi had its Good Manufacturing Practice (“GMP”) certificate for the production of human use rabies vaccines  revoked and, certain of Jiangsu Quanyi’s employees were prohibited to engage in the production and marketing of pharmaceutical products for a period of ten years. Such employees were also subject to a criminal investigation.

As of December 31, 2009, the Group had recognized an accrual of RMB50,300 for the matter described above, representing the penalty of RMB25,638 by Changzhou Food and Drug Administration, RMB23,034 for the cost for re-vaccinations and a penalty of RMB1,628 levied by the People’s Court of Tianning district, Changzhou. As of December 31, 2012, RMB45,266 (US$7,266) of the penalty and cost for re-vaccinations was paid and the remaining balance of RMB5,034 (US$808) was included in other current liabilities. Management determined that the contingency that existed at December 31, 2009, being the SFDA investigation which was based on events and facts and circumstances that existed at the acquisition date, and the resolution of the contingency subsequent to December 31, 2009 provided an indication that the fair value of the reporting unit was below its carrying amount as of December 31, 2009.

Therefore, management performed impairment testing for the goodwill of the vaccines reporting unit as of December 31, 2009.  Based on such impairment testing, the carrying amount of the vaccine reporting unit as of December 31, 2009 was greater than the fair value of the vaccine reporting unit as determined using the present value of expected future cash flows, and the carrying amount of the vaccine reporting unit goodwill as of December 31, 2009 exceeded the implied fair value of that goodwill. As a result, the Group recognized a goodwill impairment charge of RMB76,398 as of December 31, 2009 to reduce the vaccine reporting unit goodwill to its implied fair value.

On January 24, 2011, the criminal investigation of Jiangsu Quanyi in respect of sale of substandard human use rabies vaccines was completed. According to the final judgment by the Intermediate People’s Court of Changzhou City, Jiangsu Province, in addition to the RMB50,300 described above, a penalty of RMB3,000 was imposed on the Group.

The Group reached a settlement agreement with certain former shareholders of Jiangsu Quanyi in the second quarter of 2011, in respect of the acquisition of a 37.5% equity interest in Jiangsu Quanyi. Pursuant to the settlement agreement, the Group received a total of RMB50,000 in 2011, which was recognized as other operating income for the year ended December 31, 2011. In March 2012, the Group reached a settlement agreement with the selling shareholders and former directors of China Vax, in respect of the acquisition of 100% equity interest in China Vax. China Vax is a Cayman Islands investment holding company which then holds 15% equity interest in Jiangsu Quanyi. Pursuant to the settlement agreement, the Group agreed to pay US$2,030 of the remaining consideration payable of US$4,511 to the selling shareholders of China Vax. The reduction of the consideration payable of US$2,481 (RMB15,650) representing the difference between US$4,511 previously recognized as consideration payable (included in other current liabilities) and US$2,030, the settlement amount was recognized as other operating income for the year ended December 31, 2012.

During the year ended December 31, 2011, the Group underwent a restructuring of the vaccine reporting unit.  Jiangsu Quanyi established a subsidiary, Jiangsu Simcere Vaxtec Bio-Pharmaceutical Co., Ltd. (“Jiangsu Vaxtec”), to take over the vaccine business from Jiangsu Quanyi. Jiangsu Vaxtec obtained the GMP certificate of influenza vaccine and commenced production in March 2013.

The Group performed its annual goodwill impairment test as of December 31, 2012. Considering the Group’s business strategy will focus on pharmaceutical business, the Group reassessed the commercialization of in-process R&D projects of vaccine business and revised the vaccine business plan. As a result, in 2012, a goodwill impairment loss of RMB25,316 (US$4,063) was recognized in the vaccine reporting unit since the carrying amount of the reporting unit was greater than the fair value of the reporting unit (as determined using the expected present value of future cash flows) and the carrying amount of the reporting unit goodwill exceeded the implied fair value of that goodwill.

Short-term borrowings	12 Months Ended
Dec. 31, 2012
Short-term borrowings
Short-term borrowings

8                                         Short-term borrowings

Short-term borrowings consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Unsecured government loan	8,000	18,000	2,889
Unsecured bank loans	710,000	620,009	99,518
Secured bank loans (note 3)	98,150	37,770	6,063
Total	816,150	675,779	108,470

Short-term bank loans bear fixed interest rates ranging from 6.10% to 7.93% per annum in 2011 and from 5.60% to 7.02% per annum in 2012, respectively. The weighted average effective interest rates on short-term borrowings outstanding as of December 31, 2011 and 2012 were 6.93% and 5.92% per annum, respectively.

As of December 31, 2011 and 2012, the Group had unutilized banking facilities of RMB266,000 and RMB280,000  (US$44,943), respectively.

Long-term borrowings	12 Months Ended
Dec. 31, 2012
Long-term borrowings
Long-term borrowings

9                                         Long-term borrowings

Long-term borrowings consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Unsecured government loan with free interest	—	2,000	321
Total long-term borrowings	—	2,000	321

The unsecured government loan which is interest-free and due on February 9, 2015, does not contain any financial covenants or subjective acceleration clauses.

Income tax	12 Months Ended
Dec. 31, 2012
Income tax
Income tax

10                                  Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgins Islands, the Company and its subsidiaries incorporated in these jurisdictions are not subject to any income tax on their income or capital gains. In addition, upon receipt of payments of dividends by these companies, no Cayman Islands or British Virgins Islands withholding tax is imposed.

United States

Simcere of America Inc. (“Simcere America”) is incorporated in the United States and is subject to United States federal and state income taxes. The applicable income tax rate is approximately 41%.

People’s Republic of China

The Company’s subsidiaries incorporated in the PRC file separate income tax returns.

Effective from January 1, 2008, under the Corporate Income Tax Law of the PRC (“CIT law”) which was passed by the National People’s Congress on March 16, 2007, the PRC’s statutory income tax rate is 25%.

The CIT law and its relevant regulations provide a five-year transition period for those enterprises which were established before March 16, 2007 and which were entitled to a preferential income tax rate of 15% under the then effective tax laws and regulations, and also grandfather certain tax holidays until they expire. The transitional tax rates are 22%, 24% and 25% for 2010, 2011 and 2012 onwards, respectively.

Further, under the CIT law and its relevant regulations, entities that qualify as “Advanced and New Technology Enterprises” (“ANTEs”) are entitled to a preferential income tax rate of 15%.

The Company’s PRC subsidiaries are subject to income tax at 25%, except for the following:

·                                          Hainan Simcere is subject to income tax at 11%, 15%, 15%, 15% and 25% for 2010, 2011, 2012, 2013 and 2014 onwards, respectively.

·                                          Shandong Simcere is subject to income tax at 11%, 12%, 15%, 15% and 25% for 2010, 2011, 2012, 2013 and 2014 onwards, respectively.

·                                          Nanjing Simcere Dongyuan Pharmaceutical Co., Ltd. (“Nanjing Simcere”) is subject to income tax at 12.5% for 2010, 15% from 2011 to 2014 and 25% from 2015 onwards.

·                                          Shanghai Simcere is subject to income tax at 22%, 24% and 25% for 2010, 2011 and 2012, respectively. The Group lost its controlling interest in Shanghai Simcere in July 2012.

·                                          Jilin Boda and Wuhu Simcere Zhong Ren Pharmaceutical Co., Ltd. (“Simcere Zhong Ren”) are subject to income tax rate at 15% from 2010 to 2013 and 25% from 2014 onwards.

·                                          Jiangsu Quanyi is subject to income tax at 15% for 2010 and 25% from 2011 onwards.

The CIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. As of December 31, 2012, the Group has not recognized a deferred tax liability of RMB109,623 (US$17,596) for undistributed earnings of RMB1,096,232 (US$175,957) generated by the PRC subsidiaries from 2008 to 2012 since the Group plans to indefinitely reinvest these earnings in the PRC.

The components of earnings (losses) before income taxes are as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Cayman Islands	(34,040)	(33,323)	(25,009)	(4,014)
British Virgin Islands	(18,287)	(13,516)	4,756	763
United States	—	(4,947)	224	36
PRC	247,620	168,244	45	7
Total	195,293	116,458	(19,984)	(3,208)

(a)                       Income taxes

Income tax expense (benefit) represents the following PRC and United states current income tax expense and deferred tax benefit:

	Current	Deferred	Total	Total
	RMB	RMB	RMB	US$
Year ended December 31, 2010
PRC	38,362	(27,722)	10,640
United States	—	—	—
	38,362	(27,722)	10,640

Year ended December 31, 2011
PRC	30,837	(66,208)	(35,371)
United States	—	—	—
	30,837	(66,208)	(35,371)

Year ended December 31, 2012
PRC	35,906	(39,598)	(3,692)	(593)
United States	—	(1,889)	(1,889)	(303)
	35,906	(41,487)	(5,581)	(896)

(b)                       Unrecognized tax benefits

The following table summarizes the movement of unrecognized tax benefits:

	2010	2011	2012
	RMB	RMB	RMB
Balance at January 1	19,928	19,928	19,928
Increase related to current year tax positions	—	—	—
Balance at December 31	19,928	19,928	19,928
Balance at December 31 — US$			3,199

Unrecognized tax benefits of RMB19,928 as of each year end, if recognized, would affect the Group’s effective income tax rate. For the years ended December 31, 2010, 2011 and 2012, the Group accrued interest of RMB1,032, RMB1,032 and RMB1,032 (US$166), respectively, related to unrecognized tax benefits. As of December 31, 2010, 2011 and 2012, total recognized cumulative accrued interest related to unrecognized tax benefits were RMB2,665 and RMB3,697 and RMB4,729 (US$759), respectively. The Group did not recognize any penalty related to unrecognized tax benefits. The unrecognized tax benefits and related accrued cumulative interest were included in other liabilities in the consolidated balance sheets. Management believes that it is reasonably possible that approximately RMB5,733 (US$920) of the unrecognized tax benefits as of December 31, 2012, may be recognized in the next twelve months as a result of a lapse of the statute of limitations.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries for the tax years beginning from 2002 are open to examination by the PRC state and local tax authorities.

(c)                        Reconciliation of expected income tax to actual income tax expense

The actual income tax expense (benefit) reported in the consolidated statements of income differs from the amounts computed by applying the PRC statutory income tax rate at 25% to earnings (losses) before income taxes as a result of the following:

		Year ended December 31,
	Note	2010	2011	2012	2012
		RMB	RMB	RMB	US$

Computed “expected” income tax expense		48,823	29,114	(4,996)	(802)
Non-deductible expense
Entertainment expense		2,373	3,746	5,710	917
Share based compensation cost		7,775	7,335	5,109	820
Reversal of deferred tax assets on accounts receivable		303	—	8,276	1,328
Penalty for quality issue of rabies vaccine		750	—	—	—
Staff costs		554	262	—	—
Impairment charges		—	—	6,329	1,016
R&D expense bonus deduction		(1,239)	(1,451)	(16,352)	(2,625)
Deemed income for free samples		7,437	4,713	2,320	372
Non-taxable income		(2,101)	(12,500)	—	—
Tax rate differential and preferential rate		(24,200)	(19,982)	(18,641)	(2,992)
Tax rate differential for a non-PRC entity		—	(742)	36	6
Effect of tax holiday	(a)	(29,942)	(7,011)	—	—
Non-PRC entities not subject to income tax		5,307	4,375	(46)	(7)
Change in valuation allowance		(6,855)	(42,078)	5,411	869
Interest for unrecognized tax benefits		1,032	1,032	1,032	166
Change in enacted tax rates or tax status		—	(2,686)	2,095	336
Intercompany intellectual property transfer		(594)	(730)	(1,555)	(250)
Others		1,217	1,232	(309)	(50)
Actual income tax expense (benefit)		10,640	(35,371)	(5,581)	(896)

Notes:

(a)                                 The effect of tax holiday increased the Group’s net income by RMB29,942 and RMB7,011 for the year ended December 31, 2010 and 2011. The Group did not enjoy any tax holiday for the year ended December 31, 2012. Consequently, the effect of the tax holiday increased the Group’s basic and diluted earnings per share for such periods as follows:

	Year ended December 31,
	2010	2011
	RMB	RMB
Increase in earnings per share:
Basic	0.28	0.06
Diluted	0.27	0.06

(d)                       Deferred taxes

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax asset and liabilities are as follows:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets:
Property, plant and equipment	9,086	10,405	1,670
Intangible assets	4,761	4,001	642
Accounts receivable	10,399	1,668	268
Inventories	3,014	1,532	246
Tax loss carryforwards	48,571	76,058	12,208
Accruals	53,462	53,902	8,652
Government grants	4,724	16,261	2,610
Total gross deferred tax assets	134,017	163,827	26,296
Valuation allowance	(2,340)	(7,751)	(1,244)
Net deferred tax assets	131,677	156,076	25,052
Deferred tax liabilities
Intangible assets and land use right	(77,552)	(54,396)	(8,731)
Property, plant and equipment	(5,152)	(4,166)	(669)
Investment in an affiliated company	—	(7,143)	(1,146)
Government grant	(2,492)	(2,403)	(386)
	(85,196)	(68,108)	(10,932)

Net deferred tax assets	46,481	87,968	14,120

Classification on consolidated balance sheets
Current:	79,620	111,706	17,930
Non-current (included in other non-current assets):	13,109	32,382	5,198
Deferred tax liabilities:
Non-current portion	(46,248)	(56,120)	(9,008)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilized. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment.

As of December 31, 2012, the Group recognized net deferred tax assets of RMB87,968 (US$14,120), among of which, certain subsidiaries recognized net deferred tax assets of RMB128,757 (US$20,667) and certain subsidiaries recognized net deferred tax liabilities of RMB40,789 (US$6,547), respectively. The subsidiaries in cumulative loss position recognized RMB127,265 (US$20,427) of net deferred tax assets, mainly arising from the gross deferred tax assets of RMB73,775 (US$11,842) and RMB46,484 (US$7,461) relating to RMB292,269 (US$46,912) in tax loss carryforwards and RMB185,935 (US$29,845) in accrual. Among RMB292,269 (US$46,912) of tax loss carryforwards, RMB287,546 (US$46,154) were contributed by the Group’s PRC subsidiaries, which will expire in varying amounts in 2015, 2016 and 2017, respectively, and the remaining RMB4,723 (US$758) were contributed by the Group’s United States subsidiary, which will expire in 2031. Realization is dependent on generating sufficient taxable income prior to expiration of the tax loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the net deferred tax asset will be realized. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

For the years ended December 31, 2011 and 2012, the change in valuation allowance was a decrease of RMB42,078 and an increase of RMB5,411 (US$869), respectively. As of December 31, 2012, valuation allowances were provided against the deferred tax assets of Sichuan Zigong Yirong Industrial Co., Ltd. (“Sichuan Simcere”) and Jiangsu Quanyi, which was at cumulative loss positions. The increase in valuation allowance in 2012 was mainly due to the valuation allowance of RMB7,390 (US$1,186) provided against the deferred tax assets of Sichuan Simcere and Jiangsu Quanyi, which was offset by the reversal of valuation allowance provided against the deferred tax assets of Simcere America by RMB1,979 (US$318). Simcere America generated taxable income in 2012 and expects to generate further taxable income for it to utilize or recover its deferred tax assets.

Tax loss carryforwards of the Group’s PRC subsidiaries amounted to RMB302,047 (US$48,482) as of December 31, 2012, of which RMB238, RMB30,493, RMB115,056 and RMB156,260 will expire if unused by December 31, 2014, 2015, 2016 and 2017, respectively. Tax loss carry forwards of the Group’s United States subsidiary amounted to US$758 (RMB4,723) as of December 31, 2012, which will expire if unused by December 31, 2031.

Other current liabilities	12 Months Ended
Dec. 31, 2012
Other current liabilities
Other current liabilities

11                                  Other current liabilities

Other current liabilities consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accrued marketing, traveling and conference expenses	120,545	104,950	16,846
Accrued construction costs and payable for acquisition of property, plant and equipment	69,046	39,829	6,393
VAT payable	48,304	46,629	7,484
Provision for rabies vaccine re-inoculation cost and penalty (note 7(e))	19,534	5,034	808
Government grants (note (a))	76,660	86,343	13,859
Payable for acquisitions (note (b))	41,810	—	—
Security deposits from employees and agents (note (c))	22,835	17,923	2,877
Customer receipts in advance	4,909	5,666	909
Accrued research and development expenses	5,640	10,484	1,683
Accrued legal and professional fees	3,093	3,670	589
Other accrued liabilities (note (d))	58,476	57,940	9,300
Income taxes payable	11,039	15,729	2,525
Amount due to related party	8,788	10,025	1,609
Total other current liabilities	490,679	404,222	64,882

Notes:

(a)    The amounts represent the deferred portion of conditional and refundable government grants received but not recognized since the conditions are subject to future events.

(b)    As of December 31, 2011, the outstanding balance includes unpaid consideration payable of RMB28,422 for the acquisition of the additional 15% equity interest in Jiangsu Quanyi, unpaid consideration payable of RMB4,400 for the acquisition of the additional 39.19% equity interest in Jilin Boda and unpaid consideration payable of RMB8,988 for the acquisition of the redeemable non-controlling interest in Jilin Boda. These consideration payables were all settled as of December 31, 2012.

(c)    The amounts represent refundable cash security deposits received from certain employees and from third party marketing agents.

(d)    Other accrued liabilities relate to accruals for reimbursement payable to employees, other taxes and other miscellaneous expenses.

Statutory reserves	12 Months Ended
Dec. 31, 2012
Statutory reserves
Statutory reserves

12                                  Statutory reserves

Under PRC rules and regulations, the Company’s PRC operating subsidiaries are required to provide for certain statutory reserves as follows:

Statutory surplus reserve

According to the respective Articles of Association, the Company’s PRC operating subsidiaries are required to transfer 10% of their net profit, as determined in accordance with PRC GAAP, to a statutory surplus reserve until the reserve balance reaches 50% of the registered capital of the respective companies. The transfer to this reserve must be made before distribution of dividends to shareholders can be made.

The statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issue is not less than 25% of the registered capital.

For the years ended December 31, 2010, 2011 and 2012, the Company’s subsidiaries made appropriation to these statutory reserve funds of RMB31,048 and RMB16,834 and RMB14,928 (US$2,396), respectively. The accumulated balance of the statutory reserve funds maintained at the Company’s PRC operating subsidiaries as of December 31, 2011 and 2012 were RMB213,622 and RMB228,550 (US$36,685), respectively.

Pension and other postretirement benefits	12 Months Ended
Dec. 31, 2012
Pension and other postretirement benefits
Pension and other postretirement benefits

13                                  Pension and other postretirement benefits

Pursuant to the relevant PRC regulations, the Group is required to make contributions for each employee at a rate of approximately 20% on a standard salary base as determined by the local Social Security Bureau to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees in the PRC. Contributions of RMB15,644, RMB22,665 and RMB24,163 (US$3,878) for the years ended December 31, 2010, 2011 and 2012, respectively, were charged to expense. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Commitments and contingencies

14                                  Commitments and contingencies

(a)                       Operating lease commitments

The Group leases certain offices under various operating lease arrangements. The rental expenses under the operating leases was RMB1,493, RMB6,008 and RMB7,623 (US$1,224) for the years ended December 31, 2010, 2011 and 2012, respectively. In the normal course of business, leases that expire are renewed or replaced by leases on other properties. As of December 31, 2012, the Group’s future minimum rental payment under non-cancellable operating leases is as follows:

December 31, 2012
RMB
2013	1,792
2014	367
2015	234
2016	3
2017	3
Thereafter	12
Total	2,411

(b)                       Commitments

As of December 31, 2012, the Group’s capital commitments for purchase of machinery and equipment are RMB863 (US$139).

As of December 31 2012, the Group’ commitments for research and development projects is RMB22,776 (US$3,656).

(c)                        Depositary receipt facility

During the years ended December 31, 2010, 2011 and 2012, the Company received an incentive payment of RMB1,056, RMB1,025 and RMB1,006 (US$160) respectively, which is recognized as other income in the consolidated statements of comprehensive income, from a bank in order to provide that bank with the exclusive right to manage the Company’s American Depositary Receipt (ADR) program. Under the terms of the depositary receipt facility with the bank, in the event the Company terminates the ADR program or the number of ADRs outstanding declines by more than 50%, the Company must reimburse the bank up to the amount that equates to total incentive payments received by the Company of RMB24,635 (US$3,954) as of December 31, 2012.

(d)                       Sales of bills receivable commitments

As of December 31, 2011 and 2012, outstanding bills receivable discounted with third party financial institutions and endorsed to third party suppliers for which the Group has a recourse obligation amounted to RMB40,560 and RMB155,046 (US$24,887), respectively. The Group has not historically experienced credit losses with respect to bills receivable sold or endorsed with recourse. No recourse liability was recognized as of December 31, 2011and 2012 as the estimated fair value of the recourse obligation was immaterial.

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share
Earnings per share

15                                  Earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator for basic and diluted earnings per share:

Net income attributable to Simcere Pharmaceutical Group	172,411	178,389	56,957	9,142

Denominator:
Basic weighted average number of ordinary shares outstanding	108,321,562	109,738,705	106,996,531	106,996,531
Effect of dilutive options and non-vested shares	3,036,234	786,552	374,299	374,299
Diluted weighted average number of ordinary shares outstanding	111,357,796	110,525,257	107,370,830	107,370,830
Basic earnings per share	1.59	1.63	0.53	0.09
Diluted earnings per share	1.55	1.61	0.53	0.09

The computation of diluted earnings per share for the years ended December 31, 2010, 2011 and 2012 did not assume exercise of 978,000, 857,700 and 729,700 share options, respectively, because the exercise prices of the share options were greater than or equal to the average price of the ordinary shares during the year, and therefore their inclusion would have been anti-dilutive.

Revenue	12 Months Ended
Dec. 31, 2012
Revenue
Revenue

16                                  Revenue

Revenue by product category is summarized as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cardiovascular and Cerebrovascular	800,979	779,846	755,164	121,212
Antibiotics	435,797	313,464	356,013	57,144
Anti-cancer	417,199	522,373	556,150	89,268
Anti-inflammatory drugs	219,550	185,441	202,767	32,546
Vaccine	62,947	222	241	39
Other medicines	204,626	239,201	212,631	34,130
Total revenue	2,141,098	2,040,547	2,082,966	334,339

Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation
Share-based compensation

17                                  Share-based compensation

On November 13, 2006 and July 31, 2008, the shareholders of the Company adopted the 2006 Share Incentive Plan (the “2006 Share Incentive Plan”) and the 2008 Share Incentive Plan (the “2008 Share Incentive Plan”) which provides for the granting of options, share appreciation rights, and other share-based awards such as non-vested shares to the directors and employees of the Group. The board of directors and shareholders of the Company has authorized the issuance of up to 12,000,000 and 6,250,000 ordinary shares upon exercise of awards granted under the 2006 Share Incentive Plan and the 2008 Share Incentive Plan, respectively.

Share options

The following is a summary of share options granted during the year ended December 31, 2010. No options were granted in 2011 or 2012 under the 2006 Share Incentive Plan.

	Year ended December 31,
	2010		2011	2012
Total number of share options granted	978,000		—	—
Weighted average exercise price per share (US$/share)	US$	4.545	—	—
Weighted average vesting period (in years)	3.00		—	—
Weighted average contractual life (in years)	6.00		—	—

Management has determined, based on the Black-Scholes-Merton option-pricing model, that the weighted average grant-date fair value per option was approximately US$2.35 (RMB15.51 translated at the exchange rate on December 31, 2010) or an aggregate of RMB15,169 for the years ended December 31, 2010.

The weight average assumptions used in determining the fair value of the share options granted during the year ended December 31, 2010 are provided as follows:

	Year ended December 31,
	2010	2011	2012
Valuation assumptions
Expected term (in years)	4.5	—	—
Expected volatility	64.73%	—	—
Expected dividend	0%	—	—
Risk-free rate	0.75%-1.41%	—	—

The expected term is based on the simplified method by averaging the vesting term and contractual term. Since the share options granted prior to year 2009 were exchanged to non-vested shares in May 2009, the Group is unable to rely on historical exercise data to estimate the expected term of the share options granted in 2010.

The expected volatility of share options is estimated based on the Company’s historical share price using the expected life of the grant. The risk free rate is based on the yield of US Treasury bond rate.

Since the Company’s share options have certain characteristics that are significantly different from traded options, and changes in the subjective assumptions can materially affect the estimated value, the existing valuation model may not provide an accurate measure of the fair value of the Company’s employee stock options. Although the fair value of share options is determined using the Black-Scholes option pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

A summary of stock option activity is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	Years	US$
Balance as of December 31, 2009	—	—
Granted	978,000	4.55
Balance as of December 31, 2010	978,000	4.55
Exercised	(800)	4.55
Forfeited	(119,500)	4.55
Balance as of December 31, 2011	857,700	4.55
Forfeited	(128,000)	4.55
Balance as of December 31, 2012	729,700	4.55	2.67	(383)
Vested and expected to vest as of December 31, 2012	654,543	4.55	2.67	(344)
Exercisable as of December 31, 2012	296,200	4.55	2.67	(156)

The total fair value of share options vested during the years ended December 31, 2011 and 2012 was RMB4,899 and RMB3,596 (US$577), respectively. No share option was vested during the year ended December 31, 2010. The total intrinsic values of options exercised during the years ended December 31, 2011 was RMB2 (US$0.3). No share options were exercised during the year ended December 31, 2010 and 2012.

As of December 31, 2012, there was RMB5,734 (US$920) of total unrecognized compensation cost related to share options that is expected to be recognized on a straight line basis over a weighted average period of 2.67 years.

Non-vested shares

On April 15, 2009, the Compensation Committee of the Company approved a share option exchange program that offered the directors, employees and consultants the right to exchange vested and unvested outstanding share options to purchase ordinary shares of the Company under the 2006 Share Incentive Plan for the Company’s vested and non-vested shares.  Non-vested shares are subject to restrictions on their sale or transfer by the holder. Under the share option exchange program, the non-vested shares vest on the same term as the original grants made under 2006 Share Incentive Plan.  Upon exercise of non-vested shares, the holders are required to pay the par value at US$0.01 (RMB0.06) per share.

A total of 154 directors and employees accepted the offer and tendered an aggregate of 9,802,400 options in exchange for 1,833,990 vested shares and 2,916,028 non-vested shares on May 7, 2009, the modification date. The exchange ratio was determined based on the fair value of the vested and non-vested shares divided by the fair value of the share options surrendered. The exchange of the share option awards for the vested and non-vested shares was accounted for as a modification of awards which involves a cancellation of the original award and an issuance of a new award. The effect of this award modification on share-based compensation expense over the remaining requisite service period was not significant.

During the years ended December 31, 2010, 2011 and 2012, 870,000, 364,000 and 4,140,000 non-vested shares were granted, respectively, under the 2006 Share Incentive Plan with terms ranging from 3 to 5 years. During the years ended December 31, 2012, 2,000,000 non-vested shares were granted under the 2008 Share Incentive Plan with a term of 5 years.

During the years ended December 31, 2010, 2011 and 2012, 518,322, 243,870 and 213,388 non-vested shares were exercised, respectively.

A summary of non-vested shares activity is as follows:

	Number of non-vested shares	Weighted average grant- date fair value
		US$
Balance as of January 1, 2010	2,056,830	3.44
Granted	870,000	4.48
Vested	(993,068)	3.47
Forfeited	(13,336)	3.38
Balance as of December 31, 2010	1,920,426	3.90
Granted	364,000	5.96
Vested	(1,035,452)	3.64
Forfeited	(248,548)	3.78
Balance as of December 31, 2011	1,000,426	4.94
Granted	6,140,000	3.84
Vested	(378,346)	4.83
Forfeited	(96,988)	4.53
Balance as of December 31, 2012	6,665,092	3.94
Vested but not exercised as of December 31, 2012	3,683,152	3.59

The total fair value of non-vested shares vested during the years ended December 31, 2010, 2011 and 2012 was RMB33,759, RMB30,727 and RMB10,296 (US$1,653).

As of December 31, 2012, there was RMB147,385 (US$23,657) of total unrecognized compensation cost related to non-vested shares that is expected to be recognized on a straight-line basis over a weighted average period of 4.54 years.

Share-based compensation cost is included in the following captions:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Research and development expenses	3,599	3,960	2,575	413
Sales, marketing and distribution expenses	3,810	5,414	4,341	697
General and administrative expenses	23,690	19,967	13,521	2,170
Total share-based compensation	31,099	29,341	20,437	3,280

Share repurchases	12 Months Ended
Dec. 31, 2012
Share repurchases
Share repurchases

18                                  Share repurchases

On November 4, 2008, the board of directors of the Company approved a share repurchase program that allows the Company to purchase up to US$50,000 of its issued and outstanding ADSs. On November 18, 2009, the board of directors of the Company approved a new share repurchase program that allows the Company to purchase up to US$50,000 of its issued and outstanding ADSs. On November 11, 2011, the board of directors of the Company approved a share repurchase program that allows the Company to purchase up to US$30,000 of its issued and outstanding ADSs.

In 2010, the Company repurchased and cancelled an aggregate of 2.1 million ADSs at an average per share price of US$4.37 for a total cost of US$18,831, including US$178 handling charges. In 2011, the Company repurchased an aggregate of 0.6 million ADSs at an average per share price of US$3.86 for a total cost of US$5,048, including US$52 handling charges, and cancelled these ADSs in 2012. In 2012, the Company repurchased an aggregate of 2.3 million ADSs at an average per share price of US$4.21 (RMB26.23) for a total cost of US$19,291 (RMB121,923), including US$182 (RMB1,134) handling charges. 2.0 million ADSs was cancelled in 2012 and the remaining 0.3 million ADSs was cancelled in 2013.

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
Related party transactions

19                                  Related party transactions

For the years presented, the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Purchase of packaging and raw materials from related parties (note (a))	23	454	494	79
Sales of products to related parties (note (b))	6,158	8,678	34,852	5,594
Interest income from loan to a related party (note (c))	1,274	1,506	1,130	181
Repayment from a related party (note (c))	—	1,325	8,303	1,333
Interest income from advances to an affiliated company (note (d))	1,485	1,827	828	133
Advance to an affiliated company (note (d))	12,600	—	—	—
Repayment from an affiliated Company (note (d))	—	19,500	—	—
Interest expense from loans to related parties (note (e))	—	—	270	43
Borrowing of loans from related parties (note (e))	—	—	15,000	2,408
Repayment of loans to related parties (note (e))	—	—	15,000	2,408
Advance to a related party for research and development services (note (c))	—	—	5,020	806

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Due from related parties:
Current portion	9,661	32,912	5,283
Non-current portion	16,000	6,000	963
Due from related parties (note (c) and (d))	25,661	38,912	6,246
Advances to an affiliated company (note (d))	16,160	—	—
Due to related parties (note (f) and note 11)	8,788	10,025	1,609

Notes:

(a)            The Group purchased packaging and raw materials from a non-controlling shareholder of a subsidiary and a company in which a major shareholder of the Company has an equity interest.

(b)            The Group sold pharmaceutical products to the companies in which a major shareholder of the Company has an equity interest and the affiliated company, Simcere MSD.

(c)             The Group lent a secured loan with principal of RMB21,600 to a non-controlling shareholder of a subsidiary. The secured loan bears a floating interest rate equal to RMB benchmark lending rates of financial institutions multiplied by 120% and is secured by non-controlling shareholder’s entire equity interest in the subsidiary. As agreed in the renewed loan contract on July 1, 2011, the loan would be repaid in several installments, RMB5,600, RMB10,000 and RMB6,000 being repaid before June 30, 2012, 2013 and 2014, respectively. As of December 31, 2011, RMB5,600 of principal and RMB2,155 of accrued interest were classified as current portion of amount due from related parties and the remaining RMB16,000 were classified as non-current portion of amount due from related parties. As of December 31, 2012, the unpaid principal of RMB10,000 (US$1,605) due on June 30, 2013 and accrued interest of RMB582 (US$93), were classified as current portion of amount due from related parties and the unpaid principal of RMB6,000 (US$963) due on June 30, 2014 was classified as non-current portion of amount due from related parties.

The current portion of amounts due from related parties related to transactions described in note (b) above as of December 31, 2011 and 2012 were RMB774 and RMB322 (US$52), respectively. These amounts were interest-free, unsecured and repayable on demand. The current portion as of December 31, 2011 and 2012 also included advance payment of RMB1,132 and RMB5,020 (US$806) to related parties and the amount is interest-free, unsecured and repayable on demand.

(d)        The Group lent unsecured loans to the affiliated company, Shanghai Celgen. As of December 31, 2011, the amount included the loan principal of RMB12,600 and the accrued interest of RMB3,560. As described in note 1(c), the investment in Shanghai Celgen was classified as assets held for sale as of December 31, 2012. As agreed in the renewed loan contract on October 28, 2012, the loan would be repaid on April 30, 2013. Accordingly, the related loan principal of RMB12,600 (US$2,023) and the accrued interest of RMB4,388 (US$704) were classified as current portion of amount due from related parties as of December 31, 2012.

(e)             The Group borrowed loans of RMB15,000 (US$2,408) from related parties for daily operation in 2012 and repaid it in 2012. The related interest was RMB270 (US$43).

(f)              The amount as of December 31, 2011 represented the unpaid dividend declared by Simcere Zhong Ren in 2011 attributable to the non-controlling shareholder. The amount as of December 31, 2012 represented the sales commission payable to Simcere MSD of RMB9,892 (US$1,588) and the purchased material payable to a non-controlling shareholder of Simcere Zhong Ren of RMB133 (US$21).

Collaborative arrangements	12 Months Ended
Dec. 31, 2012
Collaborative arrangements
Collaborative arrangements

20                                  Collaborative arrangements

On December 12, 2008, the Group entered into an agreement to collaborate on the co-development and production of humanized antibody therapeutics for tumors with Epitomics, Inc., a provider of humanized rabbit monoclonal antibodies for therapeutic use. Under the agreement, the Group and Epitomics, Inc. will collaborate on pre-clinical and clinical trials, product manufacturing, and product distribution in the international markets. The Group will have the exclusive production and distribution rights in China. The Group agreed to pay a total funding of up to US$5,000 (RMB31,150) of which US$1,000 was paid in 2009 to acquire the license rights of in-process R&D materials in China. US$1,000 (RMB6,230) was paid in 2012 upon receipt of clinical trial approval from the China Food and Drug Administration of the PRC. The remaining US$3,000 (RMB18,690) will be paid at various dates upon the achievement of certain milestones as set forth under the agreement.

The Group holds the exclusive rights to commercialize the drug in China and Epitomics, Inc. will hold the rights to commercialize the drug outside China. In addition, if the anti-cancer pharmaceutical is successfully developed and commercialized, the Group will pay Epitomics, Inc. royalties on the net sales derived from the sales of this drug in China upon achieving certain agreed annual net sales level.

Prior to the drug entering phase I clinical trial in the United States or Europe, the Group will receive 40% of the income derived from the sale, transfer, assignment, license and/or disposition of the drug outside China. After the drug enters Phase I clinical trial in the United States or Europe, the Group will receive 50% of the income derived from the sale, transfer, assignment, license and/or disposition of the drug outside China. However, this is subject to a condition that the Group is required to share 50% of the related development costs, as defined in the agreement, incurred outside China. Also, the Group will enjoy 50% of the profit arising from the sales of the drug outside China.

As at December 31, 2012, the subject pharmaceutical was still undergoing development and has not reached the stage of commercialization in China or outside of China, and therefore no revenue or profits have been generated from this project. There was also no significant related development costs incurred outside of China during 2012.

Fair value measurements	12 Months Ended
Dec. 31, 2012
Fair value measurements
Fair value measurements

21                                  Fair value measurements

Management used the following methods and assumptions to estimate the fair value of financial instruments as of December 31, 2011 and 2012:

·                Short-term financial instruments (pledged bank deposits, trade accounts receivable, bills receivable and other receivables, amounts due from related parties, short-term borrowings, trade accounts payable, amounts due to related parties, and other payables and accrued liabilities) — their carrying amounts approximated their respective fair values because of the short maturity period.

·                Long-term loans and long-term loan receivable — their fair values are based on the amount of future cash flows associated with these instruments discounted at the borrowing and lending rates currently available for similar instruments of comparable terms. Their carrying values of the long-term loans and long-term receivable approximated their fair values as all these instruments carry variable interest rates which approximated rates currently offered by the Group’s financial institutions for similar instruments of comparable maturities.

·                The fair value of investment in an affiliate company, goodwill and IPR&D is determined by estimating the expected present value of future cash flows without reference to observable market transactions.

Simcere Pharmaceutical Group (parent company)	12 Months Ended
Dec. 31, 2012
Simcere Pharmaceutical Group (parent company)
Simcere Pharmaceutical Group (parent company)

22                                  Simcere Pharmaceutical Group (parent company)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

As of December 31, 2011 and 2012, RMB213,622 and RMB228,550 (US$36,685) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s PRC subsidiaries, respectively.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of registered capital and statutory reserves that amounted to RMB1,117,665 and RMB1,269,613 (US$203,787)  as of December 31, 2011 and 2012, respectively.

The following presents condensed unconsolidated financial information of the parent company only.

Condensed Balance Sheets

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Cash	13,487	11,667	1,873
Other current assets	1,022	1,499	240
Due from subsidiaries	555,885	432,643	69,444
Investment in subsidiaries	1,509,755	1,592,867	255,673
Total assets	2,080,149	2,038,676	327,230

Due to subsidiaries	23,522	23,524	3,776
Other current liability	446	3,026	486
Total shareholders’ equity	2,056,181	2,012,126	322,968
Total liabilities and equity	2,080,149	2,038,676	327,230

Condensed Statements of operations

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Equity in earnings of subsidiaries	206,451	211,712	81,966	13,156
Operating expense	(34,797)	(33,737)	(25,963)	(4,167)
Interest income	1	1	2	—
Foreign currency exchange loss, net	(327)	(612)	(54)	(9)
Other income	1,083	1,025	1,006	162
Earnings before income taxes	172,411	178,389	56,957	9,142
Income taxes	—	—	—	—
Net income	172,411	178,389	56,957	9,142

Condensed Statements of Cash Flows

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net cash used in operating activities	(786)	(3,668)	(2,370)	(380)
Net cash (used in) provided by financing activities	(4,582)	4,407	575	92
Effect of exchange rate changes on cash and cash equivalent	(486)	(1,315)	(25)	(4)
Net decrease in cash	(5,854)	(576)	(1,820)	(292)
Cash at the beginning of the year	19,917	14,063	13,487	2,165
Cash at the end of the year	14,063	13,487	11,667	1,873

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Consolidation
The accompanying consolidated financial statements include the financial statements of the Company and its majority owned subsidiaries. For consolidated subsidiaries where the Company’s ownership is less than 100%, the outside shareholders’ interests are shown as non-controlling interest. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include recoverability of the carrying amount of property, plant and equipment, goodwill, intangible assets (including acquired in-process research and development (“IPR&D”) and investments in an affiliated company; the allocation of the purchase price for the Group’s business acquisitions; allowances for doubtful receivables and deferred tax assets; depreciation and amortization lives; realizablility of inventories; and amounts recognized for contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from those estimates.

Foreign currency transactions and translation

The reporting currency of the Group is the Renminbi (“RMB”).

The functional currency of the Company’s PRC subsidiaries is the RMB. RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (“PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Transactions dominated in currencies other than the functional currency are translated into the functional currency at the exchange rate at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the applicable exchange rate at the balance sheet date. The resulting exchange differences are recognized in the consolidated statements of comprehensive income.

Assets and liabilities of subsidiaries, whose functional currency is not the RMB, are translated into RMB at the exchange rate at the balance sheet date. Income and expense items are translated into RMB at the average rates of exchange prevailing during the period. The adjustment resulting from translating the financial statements of such entities is reflected as a component of accumulated other comprehensive loss within shareholders’ equity.

For the convenience of the readers, the December 31, 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00=RMB6.2301, being the noon buying rate for U.S. dollars in the City of New York on December 31, 2012 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve Bank of New York.  No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2012 or at any other date.

Cash and pledged bank deposits

Cash consist of cash on hand, cash in bank accounts and interest-bearing savings accounts.

As of December 31, 2011 and 2012, RMB193,779 and RMB164,849 (US$26,460), respectively, in cash was held in major financial institutions located in the PRC.  Management believes that these financial institutions have high credit rating.

Cash that is restricted as to withdrawal for use or pledged as security is disclosed separately on the face of the balance sheet, and is not included in the cash total in the consolidated statements of cash flows. The pledged bank deposits are also held in major financial institutions located in the PRC and include cash received from the National Finance Bureau which is restricted for use for R&D projects conducted by the Group. Any withdrawal of funds from the account requires an approval from the National Finance Bureau. The pledged bank deposits also include cash maintained at a bank as security for short-term bills payable and letters of credit issued by the subsidiaries of the Company to third party suppliers. Bank deposits are restricted as to withdrawal or use by the subsidiaries as long as the related short-term bills payable have not been settled. Upon maturity of the bills payable which generally ranges from three to six months, the cash is available for use by the Group.

Accounts receivable and bills receivable

Accounts and bills receivable are recognized at the invoiced amount and do not bear interest. Amounts collected on accounts and bills receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Group maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and our customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company reviews its allowance for doubtful accounts monthly. Past due balances over 180 days and over a specified amount are reviewed individually for collectability. All other balances are reviewed on a pooled basis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs for 2010, 2011 and 2012 approximated RMB117, RMB1,180 and nil, respectively. The Company does not have any off-balance-sheet credit exposure related to its customers.

To reduce the Group’s credit risk, the Group has required certain customers to pay for the sale of the Group’s products by bills receivable. A bill receivable primarily represents a short-term note receivable issued by a financial institution that entitles the Group to receive the full face amount from the financial institution at maturity, which generally ranges from three to six months from the date of issuance. Historically, the Group has not experienced any collection losses on bills receivable and therefore no allowance for doubtful accounts has been provided. Apart from those disclosed in note 14(d), the Group does not have any off-balance-sheet credit exposure related to bills receivable.

Inventories
Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average cost method. Costs of work-in-progress and finished goods comprise direct materials, direct labor and related manufacturing overhead based on normal operating capacity.

Investment in and advances to an affiliated company

An investment in an entity where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, is accounted for using the equity method of accounting. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in the consolidated statements of income.

The Group recognizes a loss when there is a loss in value of an equity method investment which is other than a temporary decline. The process of assessing and determining whether an impairment on a particular equity investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether the Group has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary.  Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year end, and forecasted performance of the investee. There was no impairment charges related to the investment in the affiliated companies for any of the years presented.

Property, plant and equipment

Property, plant, and equipment are stated at cost. Depreciation is provided over the estimated useful lives of the assets, using the straight-line method. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds realized thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized. The estimated useful lives of property, plant and equipment are as follows:

Building and leasehold improvements	20 - 50 years
Machinery and equipment	3 - 10 years
Motor vehicles	3 - 8 years
Furniture, fixtures and office equipment	3 - 5 years

No depreciation expense is provided in respect of construction-in-progress.

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of the cost of inventory, and expensed to cost of materials and production when the inventory is sold.

Intangible assets with definite lives

Intangible assets with definite lives are amortized on a straight-line basis over the estimated useful lives of the respective assets. The Group’s intangible assets and their respective estimated useful lives are as follows:

Customer relationships	4 - 11 years
Developed technology	7 - 16 years
Product trademarks	6 - 10 years
Manufacturing and supply licenses	1 - 5 years

Impairment of property plant, and equipment and intangible assets with definitive lives

Long-lived assets including property, plant and equipment, and intangible assets with definitive lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment loss of property, plant and equipment or intangible assets with definite lives was recognized in 2010, 2011 and 2012.

Indefinite-lived intangible assets

IPR&D represents the fair value assigned to incomplete research projects that the Group acquires through business combinations, which at the time of acquisition, have not reached technological feasibility. For business combinations for which the acquisition date is before January 1, 2009, the fair value of IPR&D projects was expensed upon acquisition. For acquisition date that is on or after January 1, 2009, the fair value of IPR&D projects is recognized as intangible asset on the consolidated balance sheet rather than expensed. The amounts capitalized are accounted for as indefinite-lived intangible assets, subject to impairment testing until completion or abandonment of the projects. Upon successful completion of each project, the Group makes a determination as to the useful life of the intangible asset and begins amortization.

The Group tests indefinite-lived intangibles, including IPR&D, for impairment at least annually, and more frequently if an event occurs or circumstances change that indicate impairments might exist. The impairment test consists of a comparison of the fair value of the IPR&D with its carrying amount. If the carrying amount of an IPR&D exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. For the year ended December 31, 2012, the Group recognized an impairment loss on IPR&D of RMB70,100 (US$11,252).  No impairment loss of IPR&D was recognized in 2010 and 2011.

Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is not amortized but instead goodwill is reviewed for impairment at lease annually, and more frequently if events and circumstances indicate that the asset might be impaired. This determination is made at the reporting unit level. In September 2011, the FASB issued revised guidance on “Testing of Goodwill for Impairment”. The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance was effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Group adopted the revised guidance in 2012. If a qualitative assessment is not performed, or if as a result of a qualitative assessment it is not more likely than not that the fair value of a reporting unit exceeds its carrying value, then the two-steps impairment test is performed. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Second, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill.

Management evaluated and determined that there are two components below the Group’s operating segment: the pharmaceutical business and the vaccines business. The pharmaceutical business and vaccines business have dissimilar economic characteristics and they each manufacture, distribute and sell distinct products which require different technologies and marketing strategies. As such, management determined that the Group has two reporting units, a pharmaceutical reporting unit and a vaccine reporting unit, for goodwill impairment testing for the years ended December 31, 2010, 2011 and 2012. The Group used a discounted cash flow analysis to determine the fair value of its reporting units.  For the year ended December 31, 2012, the Group recognized an impairment loss on goodwill of RMB25,316 (US$4,063) in connection with vaccine reporting unit.  No impairment loss of goodwill was recognized in 2010 and 2011.

Land use rights

A land use right in the PRC represents an exclusive right to occupy, use, develop, lease, transfer a piece of land during the contractual term of the land use right. Land use rights are usually paid in one lump sum at the date the right is granted. The payment usually covers the entire duration period of the land use right. The lump sum advance payments are capitalized as land use right assets and then charged to expenses on a straight-line basis over the respective periods of the rights of 24-75 years.

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in consolidated statements of income in the period that includes the enactment date.

The Company’s management determines whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, it is presumed that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. A recognized income tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized. The tax positions are regularly reevaluated based on the results of the examination of income tax filings, statute of limitations expirations and changes in tax law that would either increase or decrease the technical merits of a position relative to the more-likely-than-not recognition threshold. The Group’s policy is to accrue interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Revenues

Sales of pharmaceutical and vaccine products represent the invoiced value of products sold. Value added taxes (VAT) collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of comprehensive income.

The Group recognizes revenue from the sale of products when the following criteria are met: 1) persuasive evidence of an arrangement exits (sales agreements and customer purchase orders are used to provide evidence of  the existence of an arrangement); 2) delivery of the product has occurred and risks and benefits of ownership have been transferred, which is when the product is received by the customer at its or a designated location in accordance with the sales terms (the customer’s written acknowledgement of the receipt of the product provides evidence of delivery); 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. The Group’s sales agreements do not provide the customer the right of return, unless the product is defective in which case the Group allows for an exchange of product or return. For the periods presented, defective product returns were immaterial.

Government grants

Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attaching to them and the grants are receivable. Grants that compensate research and development expenses are recognized as a reduction to the related research and development expenses. Grants that compensate the Group for the cost of property, plant and equipment and land use rights are recognized as a reduction of the cost of the related asset and are recognized over the useful life of the asset by way of reduced depreciation expense or lease expense.

For the years ended December 31, 2010, 2011 and 2012, government grants of RMB5,755, RMB24,796 and RMB16,846 (US$2,704), respectively, have been recognized as a reduction of research and development expenses.

Research and development

Research and development costs are expensed as incurred. These expenses include the costs of the Group’s internal research and development activities and the costs of research and development conducted by others on behalf of the Group, such as through third-party collaboration arrangements. Research and development costs in connection with third-party collaboration arrangements prior to regulatory approval are expensed when the research and development activities are performed. Once a regulatory approval is obtained, subsequent payments are recognized as intangible assets and, unless the assets are determined to have an indefinite life, amortized over the remaining agreement terms or the expected product life cycle, whichever is shorter.

The costs of acquired technology know-how (drugs in a development stage) that are purchased from others for a particular research and development project either individually, or as part of a group of assets, and that have no alternative future uses (in other research and development projects or otherwise), are expensed as research and development costs. Management has determined that for an acquired technology know-how to have an alternative future use, it should be (a) reasonably expected that the Group will use the technology in an alternative manner for an economic benefit and (b) the Group’s use of the technology is not contingent on further development subsequent to acquisition (that is, it can be used in an alternative manner at the acquisition date).

Advertising costs

Advertising costs are expensed as incurred and included in sales, marketing and distribution expenses. Advertising costs for the years ended December 31, 2010, 2011 and 2012 amounted to RMB106,708, RMB83,824and RMB55,033 (US$8,833), respectively.

Shipping and handling costs

Costs incurred by the Group for shipping and handling to transport and deliver products to customers, are included in sales, marketing and distribution expenses. Shipping and handling costs for the years ended December 31, 2010, 2011 and 2012 amounted to RMB16,339, RMB14,940 and RMB14,962 (US$2,402), respectively. Shipping and other transportation costs are not charged to customers.

Retirement and other postretirement benefits

Contributions to defined contribution retirement plans are charged to the consolidated statements of comprehensive income as and when the related employee service is provided. The Group does not have any defined benefit retirement plans.

Share-based payment
The Company recognizes all employee share-based compensation as a cost in the consolidated financial statements. Equity-classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model. The Group recognizes the cost of share-based compensation on a straight-line basis over the requisite service period. Share-based compensation cost that has been included in income from operations amounted to RMB31,099, RMB29,341 and RMB20,437 (US$3,280) for the years ended December 31, 2010, 2011 and 2012, respectively.

Commitments and contingencies
In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, product and environmental liability. The Group records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Historically, the Group has experienced no material product liability claims.

Earnings per share
Basic earnings per share is computed by dividing net income attributable to the Group by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to the Group by the weighted average number of ordinary shares and dilutive ordinary equivalent shares outstanding during the period. Dilutive ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding share options and non-vested shares by applying the treasury stock method. Dilutive ordinary equivalent shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

Segment reporting

For the years ended December 31, 2010, 2011 and 2012, management determined that the Group as a whole is the only operating segment as the Group’s chief operating decision maker regularly receives and reviews the financial information on a consolidated group basis for purposes of making decisions about resource allocation and assessing performance. All of the Group’s operations and customers are located in the PRC, consequently, no geographic information is presented.

Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·                       Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·                       Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·                       Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standard does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it is already required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The provisions of the ASU are effective for annual or interim reporting periods beginning after December 15, 2011. The Group adopted the provisions of the ASU in 2012. The adoption of ASU 2011-04 did not have a material effect on the Group’s consolidated financial statements.  See note 21 to the consolidated financial statements.

Effect of Recent Accounting Pronouncements

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income”. The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards”. The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Group adopted the revised guidance in 2012 by presenting items of net income and other comprehensive income in one continuous statement, consolidated statements of comprehensive income. The Group did not have any reclassification adjustment for each component of other comprehensive income in the years presented in the consolidated statements of comprehensive income.

In July 2012, the FASB issued revised guidance on “Testing Indefinite-Lived Intangible Assets for Impairment”. The revised guidance permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period.  The revised guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Schedule of estimated useful lives of property, plant and equipment
Building and leasehold improvements	20 - 50 years
Machinery and equipment	3 - 10 years
Motor vehicles	3 - 8 years
Furniture, fixtures and office equipment	3 - 5 years

Schedule of intangible assets and their estimated useful lives
Customer relationships	4 - 11 years
Developed technology	7 - 16 years
Product trademarks	6 - 10 years
Manufacturing and supply licenses	1 - 5 years

Accounts and bills receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts and bills receivable, net
Schedule of accounts and bills receivable, net

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable due from a related party	—	29,555	4,744
Accounts receivable due from third parties	469,339	390,597	62,695
Less: allowance for doubtful accounts	(7,289)	(6,671)	(1,071)
Accounts receivable, net	462,050	413,481	66,368
Bills receivable	814,822	679,630	109,088
Total accounts and bills receivable, net	1,276,872	1,093,111	175,456

Schedule of movements of the allowance for doubtful accounts

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Beginning allowance for doubtful accounts	6,749	7,475	7,289	1,170
Addition charged to (reversal of) bad debt expense	843	994	(618)	(99)
Write-off of accounts receivable	(117)	(1,180)	—	—
Ending allowance for doubtful accounts	7,475	7,289	6,671	1,071

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Schedule of inventories by major categories

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Raw materials	29,804	29,109	4,672
Consumables and packaging materials	19,224	16,225	2,604
Work-in-progress	12,243	13,018	2,090
Finished goods	65,437	62,580	10,045
Total inventories	126,708	120,932	19,411

Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Buildings and leasehold improvements	543,317	583,666	93,685
Machinery and equipment	414,470	447,892	71,892
Motor vehicles	43,973	44,683	7,172
Furniture, fixtures and office equipment	86,207	93,331	14,981
Construction-in-progress	194,196	114,953	18,451
	1,282,163	1,284,525	206,181
Less: accumulated depreciation and amortization	(381,417)	(443,893)	(71,250)
	900,746	840,632	134,931
Deposits for purchase of property, plant and equipment	25,069	12,914	2,073
Property, plant and equipment, net	925,815	853,546	137,004

Schedule of depreciation expense of property, plant and equipment allocated

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US $

Costs of materials and production	32,135	28,526	30,316	4,866
Research and development	14,972	25,222	37,395	6,003
Sales, marketing and distribution	296	302	269	43
General and administrative	29,573	31,269	27,195	4,365
Total depreciation expense	76,976	85,319	95,175	15,277

Interest costs incurred

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Interest cost capitalized	4,468	2,741	1,672	268
Interest cost charged to income	19,920	42,342	69,258	11,117
Total interest cost incurred	24,388	45,083	70,930	11,385

Land use rights (Tables) (Land use rights)	12 Months Ended
Dec. 31, 2012
Land use rights
Land use rights:
Schedule of land use rights
	December 31,
	2011	2012	2012
	RMB	RMB	US$
Land use rights:
- non-current portion	139,707	128,220	20,581
- current portion	3,197	3,024	485
Total land use rights	142,904	131,244	21,066

Acquisitions, disposal of controlling interest, goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions, disposal of controlling interest, goodwill and intangible assets
Schedule of investment in and advances to affiliate companies

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Investment in and advances to Shanghai Celgen	91,355	—	—
Investment in Simcere MSD	—	56,785	9,115
Total investment in and advance to affiliate companies	91,355	56,785	9,115

Schedule of changes in the carrying amount of investment in and advances to affiliate companies

	Investment in and advances to Shanghai Celgen	Investment in Simcere MSD	Total
December 31, 2010	121,220	—	121,220
Interest income from advances to Shanghai Celgen (note 19)	1,827	—	1,827
Repayment from Shanghai Celgen (note 19)	(19,500)	—	(19,500)
Equity in losses of Shanghai Celgen	(12,192)	—	(12,192)
December 31, 2011	91,355	—	91,355
Interest income from advances to Shanghai Celgen (note 19)	828	—	828
Equity in losses of Shanghai Celgen	(10,159)	—	(10,159)
Reclassify the investment in Shanghai Celgen to assets held for sale (note 1(c))	(65,036)	—	(65,036)
Reclassify the advances to Shanghai Celgen to other current assets (note 19(d))	(16,988)	—	(16,988)
Investment in Simcere MSD	—	53,000	53,000
Equity in earnings of Simcere MSD	—	5,300	5,300
Unrealized profit of inventory sold to Simcere MSD	—	(1,515)	(1,515)
December 31, 2012	—	56,785	56,785

Schedule of Redeemable Non-controlling Interest

Redeemable
Non-controlling
Interest
RMB
Balance as of December 31, 2010	47,453
Income attributable to the redeemable non-controlling interest	1,378
Acquisition of redeemable non-controlling interest	(48,831)
Balance as of December 31, 2011 and December 31, 2012	—

Schedule of intangible assets related to the Group's acquisitions

	December 31, 2011
	Amortization period	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
	Years	RMB	RMB	RMB	RMB
Customer relationships	4-11	37,418	(29,148)	—	8,270
Developed technologies	7-16	347,640	(111,354)	—	236,286
Product trademarks	6-10	4,303	(3,487)	—	816
Manufacturing and supply licenses	1-5	9,544	(9,544)	—	—
In-process research and development		93,100	—	—	93,100

Total intangible assets		492,005	(153,533)	—	338,472

	December 31, 2012
	Amortization period	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
	Years	RMB	RMB	RMB	RMB
Customer relationships	4-11	37,418	(33,533)	—	3,885
Developed technologies	7-16	347,188	(139,704)	—	207,484
Product trademarks	6-10	4,303	(3,958)	—	345
Manufacturing and supply licenses	1-5	9,544	(9,544)	—	—
In-process research and development		93,100	—	(70,100)	23,000

Total intangible assets		491,553	(186,739)	(70,100)	234,714

Total — US$		78,900	(29,974)	(11,252)	37,674

Schedule of amortization expense

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Costs of materials and production	31,703	28,330	28,821	4,626
Sales, marketing and distribution	5,425	5,401	4,385	704
Total amortization expense	37,128	33,731	33,206	5,330

Schedule of estimated amortization expense of the Group's intangible assets with definite lives
RMB
2013	29,988
2014	28,793
2015	28,505
2016	28,139
2017	22,066

Schedule of goodwill

	Year ended December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance at as of January 1
Gross goodwill	386,334	386,334	62,011
Accumulated impairment losses	(76,398)	(76,398)	(12,263)
Net goodwill as of January 1	309,936	309,936	49,748

Goodwill acquired during the year	—	—	—
Impairment loss	—	(25,316)	(4,063)

Balance as of December 31
Gross goodwill	386,334	386,334	62,011
Accumulated impairment losses	(76,398)	(101,714)	(16,326)
Net goodwill as of December 31	309,936	284,620	45,685

Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-term borrowings
Schedule of short-term borrowings

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Unsecured government loan	8,000	18,000	2,889
Unsecured bank loans	710,000	620,009	99,518
Secured bank loans (note 3)	98,150	37,770	6,063
Total	816,150	675,779	108,470

Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Long-term borrowings
Schedule of long-term borrowings
	December 31,
	2011	2012	2012
	RMB	RMB	US$

Unsecured government loan with free interest	—	2,000	321
Total long-term borrowings	—	2,000	321

Income tax (Tables)	12 Months Ended
Dec. 31, 2012
Income tax
Schedule of components of earnings (losses) before income taxes

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Cayman Islands	(34,040)	(33,323)	(25,009)	(4,014)
British Virgin Islands	(18,287)	(13,516)	4,756	763
United States	—	(4,947)	224	36
PRC	247,620	168,244	45	7
Total	195,293	116,458	(19,984)	(3,208)

Schedule of income tax expense (benefit)

	Current	Deferred	Total	Total
	RMB	RMB	RMB	US$
Year ended December 31, 2010
PRC	38,362	(27,722)	10,640
United States	—	—	—
	38,362	(27,722)	10,640

Year ended December 31, 2011
PRC	30,837	(66,208)	(35,371)
United States	—	—	—
	30,837	(66,208)	(35,371)

Year ended December 31, 2012
PRC	35,906	(39,598)	(3,692)	(593)
United States	—	(1,889)	(1,889)	(303)
	35,906	(41,487)	(5,581)	(896)

Summary of movement of unrecognized tax benefits
	2010	2011	2012
	RMB	RMB	RMB
Balance at January 1	19,928	19,928	19,928
Increase related to current year tax positions	—	—	—
Balance at December 31	19,928	19,928	19,928
Balance at December 31 — US$			3,199

Schedule of reconciliation of expected income tax to actual income tax expense

		Year ended December 31,
	Note	2010	2011	2012	2012
		RMB	RMB	RMB	US$

Computed “expected” income tax expense		48,823	29,114	(4,996)	(802)
Non-deductible expense
Entertainment expense		2,373	3,746	5,710	917
Share based compensation cost		7,775	7,335	5,109	820
Reversal of deferred tax assets on accounts receivable		303	—	8,276	1,328
Penalty for quality issue of rabies vaccine		750	—	—	—
Staff costs		554	262	—	—
Impairment charges		—	—	6,329	1,016
R&D expense bonus deduction		(1,239)	(1,451)	(16,352)	(2,625)
Deemed income for free samples		7,437	4,713	2,320	372
Non-taxable income		(2,101)	(12,500)	—	—
Tax rate differential and preferential rate		(24,200)	(19,982)	(18,641)	(2,992)
Tax rate differential for a non-PRC entity		—	(742)	36	6
Effect of tax holiday	(a)	(29,942)	(7,011)	—	—
Non-PRC entities not subject to income tax		5,307	4,375	(46)	(7)
Change in valuation allowance		(6,855)	(42,078)	5,411	869
Interest for unrecognized tax benefits		1,032	1,032	1,032	166
Change in enacted tax rates or tax status		—	(2,686)	2,095	336
Intercompany intellectual property transfer		(594)	(730)	(1,555)	(250)
Others		1,217	1,232	(309)	(50)
Actual income tax expense (benefit)		10,640	(35,371)	(5,581)	(896)

Notes:

(a)                                 The effect of tax holiday increased the Group’s net income by RMB29,942 and RMB7,011 for the year ended December 31, 2010 and 2011. The Group did not enjoy any tax holiday for the year ended December 31, 2012. Consequently, the effect of the tax holiday

Schedule of effect of the tax holiday on the Group's basic and diluted earnings per share
	Year ended December 31,
	2010	2011
	RMB	RMB
Increase in earnings per share:
Basic	0.28	0.06
Diluted	0.27	0.06

Schedule of deferred tax asset and liabilities

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets:
Property, plant and equipment	9,086	10,405	1,670
Intangible assets	4,761	4,001	642
Accounts receivable	10,399	1,668	268
Inventories	3,014	1,532	246
Tax loss carryforwards	48,571	76,058	12,208
Accruals	53,462	53,902	8,652
Government grants	4,724	16,261	2,610
Total gross deferred tax assets	134,017	163,827	26,296
Valuation allowance	(2,340)	(7,751)	(1,244)
Net deferred tax assets	131,677	156,076	25,052
Deferred tax liabilities
Intangible assets and land use right	(77,552)	(54,396)	(8,731)
Property, plant and equipment	(5,152)	(4,166)	(669)
Investment in an affiliated company	—	(7,143)	(1,146)
Government grant	(2,492)	(2,403)	(386)
	(85,196)	(68,108)	(10,932)

Net deferred tax assets	46,481	87,968	14,120

Classification on consolidated balance sheets
Current:	79,620	111,706	17,930
Non-current (included in other non-current assets):	13,109	32,382	5,198
Deferred tax liabilities:
Non-current portion	(46,248)	(56,120)	(9,008)

Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other current liabilities
Schedule of other current liabilities

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accrued marketing, traveling and conference expenses	120,545	104,950	16,846
Accrued construction costs and payable for acquisition of property, plant and equipment	69,046	39,829	6,393
VAT payable	48,304	46,629	7,484
Provision for rabies vaccine re-inoculation cost and penalty (note 7(e))	19,534	5,034	808
Government grants (note (a))	76,660	86,343	13,859
Payable for acquisitions (note (b))	41,810	—	—
Security deposits from employees and agents (note (c))	22,835	17,923	2,877
Customer receipts in advance	4,909	5,666	909
Accrued research and development expenses	5,640	10,484	1,683
Accrued legal and professional fees	3,093	3,670	589
Other accrued liabilities (note (d))	58,476	57,940	9,300
Income taxes payable	11,039	15,729	2,525
Amount due to related party	8,788	10,025	1,609
Total other current liabilities	490,679	404,222	64,882

Notes:

(a)    The amounts represent the deferred portion of conditional and refundable government grants received but not recognized since the conditions are subject to future events.

(b)    As of December 31, 2011, the outstanding balance includes unpaid consideration payable of RMB28,422 for the acquisition of the additional 15% equity interest in Jiangsu Quanyi, unpaid consideration payable of RMB4,400 for the acquisition of the additional 39.19% equity interest in Jilin Boda and unpaid consideration payable of RMB8,988 for the acquisition of the redeemable non-controlling interest in Jilin Boda. These consideration payables were all settled as of December 31, 2012.

(c)    The amounts represent refundable cash security deposits received from certain employees and from third party marketing agents.

(d)    Other accrued liabilities relate to accruals for reimbursement payable to employees, other taxes and other miscellaneous expenses.

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Schedule of the Group's future minimum rental payments under non-cancellable operating leases
December 31, 2012
RMB
2013	1,792
2014	367
2015	234
2016	3
2017	3
Thereafter	12
Total	2,411

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share
Schedule of computation of basic and diluted earnings per share

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator for basic and diluted earnings per share:

Net income attributable to Simcere Pharmaceutical Group	172,411	178,389	56,957	9,142

Denominator:
Basic weighted average number of ordinary shares outstanding	108,321,562	109,738,705	106,996,531	106,996,531
Effect of dilutive options and non-vested shares	3,036,234	786,552	374,299	374,299
Diluted weighted average number of ordinary shares outstanding	111,357,796	110,525,257	107,370,830	107,370,830
Basic earnings per share	1.59	1.63	0.53	0.09
Diluted earnings per share	1.55	1.61	0.53	0.09

Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Revenue
Schedule of revenue by product category

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cardiovascular and Cerebrovascular	800,979	779,846	755,164	121,212
Antibiotics	435,797	313,464	356,013	57,144
Anti-cancer	417,199	522,373	556,150	89,268
Anti-inflammatory drugs	219,550	185,441	202,767	32,546
Vaccine	62,947	222	241	39
Other medicines	204,626	239,201	212,631	34,130
Total revenue	2,141,098	2,040,547	2,082,966	334,339

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based compensation
Summary of share options granted

	Year ended December 31,
	2010		2011	2012
Total number of share options granted	978,000		—	—
Weighted average exercise price per share (US$/share)	US$	4.545	—	—
Weighted average vesting period (in years)	3.00		—	—
Weighted average contractual life (in years)	6.00		—	—

Schedule of weight average assumptions used in determining the fair value of the share options granted
	Year ended December 31,
	2010	2011	2012
Valuation assumptions
Expected term (in years)	4.5	—	—
Expected volatility	64.73%	—	—
Expected dividend	0%	—	—
Risk-free rate	0.75%-1.41%	—	—

Summary of stock option activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	Years	US$
Balance as of December 31, 2009	—	—
Granted	978,000	4.55
Balance as of December 31, 2010	978,000	4.55
Exercised	(800)	4.55
Forfeited	(119,500)	4.55
Balance as of December 31, 2011	857,700	4.55
Forfeited	(128,000)	4.55
Balance as of December 31, 2012	729,700	4.55	2.67	(383)
Vested and expected to vest as of December 31, 2012	654,543	4.55	2.67	(344)
Exercisable as of December 31, 2012	296,200	4.55	2.67	(156)

Summary of non-vested shares activity

	Number of non-vested shares	Weighted average grant- date fair value
		US$
Balance as of January 1, 2010	2,056,830	3.44
Granted	870,000	4.48
Vested	(993,068)	3.47
Forfeited	(13,336)	3.38
Balance as of December 31, 2010	1,920,426	3.90
Granted	364,000	5.96
Vested	(1,035,452)	3.64
Forfeited	(248,548)	3.78
Balance as of December 31, 2011	1,000,426	4.94
Granted	6,140,000	3.84
Vested	(378,346)	4.83
Forfeited	(96,988)	4.53
Balance as of December 31, 2012	6,665,092	3.94
Vested but not exercised as of December 31, 2012	3,683,152	3.59

Schedule of allocation of share-based compensation cost

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Research and development expenses	3,599	3,960	2,575	413
Sales, marketing and distribution expenses	3,810	5,414	4,341	697
General and administrative expenses	23,690	19,967	13,521	2,170
Total share-based compensation	31,099	29,341	20,437	3,280

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of principal related party transactions and due from and due to related parties

	Year ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Purchase of packaging and raw materials from related parties (note (a))	23	454	494	79
Sales of products to related parties (note (b))	6,158	8,678	34,852	5,594
Interest income from loan to a related party (note (c))	1,274	1,506	1,130	181
Repayment from a related party (note (c))	—	1,325	8,303	1,333
Interest income from advances to an affiliated company (note (d))	1,485	1,827	828	133
Advance to an affiliated company (note (d))	12,600	—	—	—
Repayment from an affiliated Company (note (d))	—	19,500	—	—
Interest expense from loans to related parties (note (e))	—	—	270	43
Borrowing of loans from related parties (note (e))	—	—	15,000	2,408
Repayment of loans to related parties (note (e))	—	—	15,000	2,408
Advance to a related party for research and development services (note (c))	—	—	5,020	806

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Due from related parties:
Current portion	9,661	32,912	5,283
Non-current portion	16,000	6,000	963
Due from related parties (note (c) and (d))	25,661	38,912	6,246
Advances to an affiliated company (note (d))	16,160	—	—
Due to related parties (note (f) and note 11)	8,788	10,025	1,609

Notes:

(a)            The Group purchased packaging and raw materials from a non-controlling shareholder of a subsidiary and a company in which a major shareholder of the Company has an equity interest.

(b)            The Group sold pharmaceutical products to the companies in which a major shareholder of the Company has an equity interest and the affiliated company, Simcere MSD.

(c)             The Group lent a secured loan with principal of RMB21,600 to a non-controlling shareholder of a subsidiary. The secured loan bears a floating interest rate equal to RMB benchmark lending rates of financial institutions multiplied by 120% and is secured by non-controlling shareholder’s entire equity interest in the subsidiary. As agreed in the renewed loan contract on July 1, 2011, the loan would be repaid in several installments, RMB5,600, RMB10,000 and RMB6,000 being repaid before June 30, 2012, 2013 and 2014, respectively. As of December 31, 2011, RMB5,600 of principal and RMB2,155 of accrued interest were classified as current portion of amount due from related parties and the remaining RMB16,000 were classified as non-current portion of amount due from related parties. As of December 31, 2012, the unpaid principal of RMB10,000 (US$1,605) due on June 30, 2013 and accrued interest of RMB582 (US$93), were classified as current portion of amount due from related parties and the unpaid principal of RMB6,000 (US$963) due on June 30, 2014 was classified as non-current portion of amount due from related parties.

The current portion of amounts due from related parties related to transactions described in note (b) above as of December 31, 2011 and 2012 were RMB774 and RMB322 (US$52), respectively. These amounts were interest-free, unsecured and repayable on demand. The current portion as of December 31, 2011 and 2012 also included advance payment of RMB1,132 and RMB5,020 (US$806) to related parties and the amount is interest-free, unsecured and repayable on demand.

(d)        The Group lent unsecured loans to the affiliated company, Shanghai Celgen. As of December 31, 2011, the amount included the loan principal of RMB12,600 and the accrued interest of RMB3,560. As described in note 1(c), the investment in Shanghai Celgen was classified as assets held for sale as of December 31, 2012. As agreed in the renewed loan contract on October 28, 2012, the loan would be repaid on April 30, 2013. Accordingly, the related loan principal of RMB12,600 (US$2,023) and the accrued interest of RMB4,388 (US$704) were classified as current portion of amount due from related parties as of December 31, 2012.

(e)             The Group borrowed loans of RMB15,000 (US$2,408) from related parties for daily operation in 2012 and repaid it in 2012. The related interest was RMB270 (US$43).

(f)              The amount as of December 31, 2011 represented the unpaid dividend declared by Simcere Zhong Ren in 2011 attributable to the non-controlling shareholder. The amount as of December 31, 2012 represented the sales commission payable to Simcere MSD of RMB9,892 (US$1,588) and the purchased material payable to a non-controlling shareholder of Simcere Zhong Ren of RMB133 (US$21).

Simcere Pharmaceutical Group (parent company) (Tables)	12 Months Ended
Dec. 31, 2012
Simcere Pharmaceutical Group (parent company)
Schedule of condensed balance sheets

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Cash	13,487	11,667	1,873
Other current assets	1,022	1,499	240
Due from subsidiaries	555,885	432,643	69,444
Investment in subsidiaries	1,509,755	1,592,867	255,673
Total assets	2,080,149	2,038,676	327,230

Due to subsidiaries	23,522	23,524	3,776
Other current liability	446	3,026	486
Total shareholders’ equity	2,056,181	2,012,126	322,968
Total liabilities and equity	2,080,149	2,038,676	327,230

Schedule of condensed statements of operations

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Equity in earnings of subsidiaries	206,451	211,712	81,966	13,156
Operating expense	(34,797)	(33,737)	(25,963)	(4,167)
Interest income	1	1	2	—
Foreign currency exchange loss, net	(327)	(612)	(54)	(9)
Other income	1,083	1,025	1,006	162
Earnings before income taxes	172,411	178,389	56,957	9,142
Income taxes	—	—	—	—
Net income	172,411	178,389	56,957	9,142

Schedule of condensed statements of cash flows

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net cash used in operating activities	(786)	(3,668)	(2,370)	(380)
Net cash (used in) provided by financing activities	(4,582)	4,407	575	92
Effect of exchange rate changes on cash and cash equivalent	(486)	(1,315)	(25)	(4)
Net decrease in cash	(5,854)	(576)	(1,820)	(292)
Cash at the beginning of the year	19,917	14,063	13,487	2,165
Cash at the end of the year	14,063	13,487	11,667	1,873

Principal activities, significant concentrations and risks, and basis of presentation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2012 Sales revenue, goods, net Product concentration risk Five major products USD ($) item	Dec. 31, 2012 Sales revenue, goods, net Product concentration risk Five major products CNY	Dec. 31, 2011 Sales revenue, goods, net Product concentration risk Five major products	Dec. 31, 2010 Sales revenue, goods, net Product concentration risk Five major products	Dec. 31, 2012 Sales revenue, goods, net Product concentration risk Four major products that are subject to price controls	Dec. 31, 2011 Sales revenue, goods, net Product concentration risk Four major products that are subject to price controls	Dec. 31, 2010 Sales revenue, goods, net Product concentration risk Four major products that are subject to price controls	Dec. 31, 2012 Sales revenue, goods, net Product concentration risk Products subject to government pricing controls	Dec. 31, 2011 Sales revenue, goods, net Product concentration risk Products subject to government pricing controls	Dec. 31, 2010 Sales revenue, goods, net Product concentration risk Products subject to government pricing controls	Dec. 31, 2012 Sales revenue, goods, net Customer concentration risk Five largest customers item	Dec. 31, 2011 Sales revenue, goods, net Customer concentration risk Five largest customers item	Dec. 31, 2010 Sales revenue, goods, net Customer concentration risk Five largest customers item	Dec. 31, 2012 Purchases Product concentration risk Two pharmaceutical products purchased from third party suppliers for which the entity is the exclusive distributor item	Dec. 31, 2011 Purchases Product concentration risk Two pharmaceutical products purchased from third party suppliers for which the entity is the exclusive distributor	Dec. 31, 2010 Purchases Product concentration risk Two pharmaceutical products purchased from third party suppliers for which the entity is the exclusive distributor	Dec. 31, 2012 Purchases Supplier concentration risk item	Dec. 31, 2012 Purchases Supplier concentration risk Five largest suppliers	Dec. 31, 2011 Purchases Supplier concentration risk Five largest suppliers	Dec. 31, 2010 Purchases Supplier concentration risk Five largest suppliers	Dec. 31, 2012 Purchases Supplier concentration risk One largest supplier	Dec. 31, 2011 Purchases Supplier concentration risk One largest supplier	Dec. 31, 2010 Purchases Supplier concentration risk One largest supplier
Significant concentrations and risks
Number of single customers contributing more than 10% of revenue	0	0	0
Number of largest customers														5	5	5
Number of products which generate more than RMB 100,000 in annual revenues				5	5
Revenue threshold for product to be included in concentration of risk measures				$ 16,051	100,000
Concentration risk, percentage				69.60%	69.60%	72.20%	71.90%	56.50%	59.30%	61.40%	85.00%	82.00%	73.00%	16.60%	17.20%	17.60%	9.70%	11.20%	10.00%		31.50%	37.00%	36.90%	13.60%	19.70%	17.30%
Number of pharmaceutical products purchased from third party suppliers for which the entity is the exclusive distributor																	2
Number of vendors maintained for each major raw material																				2
Number of largest suppliers of raw materials and pharmaceutical products																				5

Principal activities, significant concentrations and risks, and basis of presentation (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Agreement with Diaozhuang Industrial Jiangsu Quanyi USD ($)	Dec. 31, 2012 Agreement with Diaozhuang Industrial Jiangsu Quanyi CNY	Dec. 21, 2012 Agreement with Diaozhuang Industrial Jiangsu Quanyi USD ($)	Dec. 21, 2012 Agreement with Diaozhuang Industrial Jiangsu Quanyi CNY	Jan. 15, 2013 Agreement with Devont Shanghai Celgen CNY	Dec. 31, 2012 Agreement with Devont Shanghai Celgen USD ($)	Dec. 31, 2012 Agreement with Devont Shanghai Celgen CNY
Basis of presentation
Cash consideration					$ 4,095	25,514	302,000		302,000
Impairment loss on assets held for sale			294	1,831
Carrying amount of assets held for sale	14,534	90,550	4,389	27,345				10,439	65,036
Fair value of assets held for sale			$ 4,095	25,514

Summary of significant accounting policies (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY
Foreign currency transactions and translation
Rate for translation of balances of financial statements from RMB to US$	6.2301
Cash and pledged bank deposits
Cash	178,162,000	209,850,000	273,583,000	$ 28,597,000	$ 33,683,000	442,488,000			$ 26,460,000	164,849,000	193,779,000
Maturity period of the bills payable							3 months	6 months
Accounts receivable and bills receivable
Period for receivables to be reviewed individually for collectability							180 days
Write-offs	0	1,180,000	117,000
Maturity period of the bills receivable							3 months	6 months
Allowance for doubtful accounts provided	0
Impairment charges related to investment in affiliated company	0	0	0

Summary of significant accounting policies (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Building and leasehold improvements Minimum	Dec. 31, 2012 Building and leasehold improvements Maximum	Dec. 31, 2012 Machinery and equipment Minimum	Dec. 31, 2012 Machinery and equipment Maximum	Dec. 31, 2012 Motor vehicles Minimum	Dec. 31, 2012 Motor vehicles Maximum	Dec. 31, 2012 Furniture, fixtures and office equipment Minimum	Dec. 31, 2012 Furniture, fixtures and office equipment Maximum	Dec. 31, 2012 Construction-in-progress CNY
Property, Plant and Equipment
Estimated useful lives					20 years	50 years	3 years	10 years	3 years	8 years	3 years	5 years
Depreciation expense	$ 15,277	95,175	85,319	76,976									0

Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($) item	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($) item	Dec. 31, 2010 CNY	Dec. 31, 2012 In-process research and development USD ($)	Dec. 31, 2012 In-process research and development CNY	Dec. 31, 2011 In-process research and development USD ($)	Dec. 31, 2010 In-process research and development USD ($)	Dec. 31, 2012 Vaccine reporting unit USD ($)	Dec. 31, 2012 Vaccine reporting unit CNY	Dec. 31, 2011 Vaccine reporting unit USD ($)	Dec. 31, 2010 Vaccine reporting unit USD ($)	Dec. 31, 2012 Customer relationships Minimum	Dec. 31, 2012 Customer relationships Maximum	Dec. 31, 2012 Developed technologies Minimum	Dec. 31, 2012 Developed technologies Maximum	Dec. 31, 2012 Product trademarks Minimum	Dec. 31, 2012 Product trademarks Maximum	Dec. 31, 2012 Manufacturing and supply licenses Minimum	Dec. 31, 2012 Manufacturing and supply licenses Maximum	Dec. 31, 2012 Land use rights item	Dec. 31, 2012 Land use rights Minimum	Dec. 31, 2012 Land use rights Maximum
Goodwill and other intangible assets
Estimated useful lives															4 years	11 years	7 years	16 years	6 years	10 years	1 year	5 years		24 years	75 years
Impairment loss on IPR&D							$ 11,252,000	70,100,000	$ 0	$ 0
Number of installments for payment for acquisition of intangible assets																							1
Impairment loss on goodwill	(4,063,000)	(25,316,000)	0	0	0	0					(4,063,000)	(25,316,000)	0	0
Impairment loss of property, plant and equipment		0		0		0
Impairment loss of intangible assets with definite lives		0		0		0
Number of components below the Group's operating segment	2	2
Number of reporting units	2	2	2	2	2	2
Government grants
Grants recognized as a reduction of research and development expenses	2,704,000	16,846,000		24,796,000		5,755,000
Advertising costs
Advertising costs incurred	8,833,000	55,033,000		83,824,000		106,708,000
Shipping and handling fees and costs
Shipping and handling fees and costs incurred	2,402,000	14,962,000		14,940,000		16,339,000
Share-based payment
Share-based compensation cost	$ 3,280,000	20,437,000		29,341,000		31,099,000

Accounts and bills receivable, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts and bills receivable, net
Accounts receivable due from a related party	$ 4,744	29,555
Accounts receivable due from third parties	62,695	390,597	469,339
Less: allowance for doubtful accounts	(1,071)	(6,671)	(7,289)	(7,475)
Accounts receivable, net	66,368	413,481	462,050
Bills receivable	109,088	679,630	814,822
Total accounts and bills receivable, net	175,456	1,093,111	1,276,872
Movement of the allowance for doubtful accounts
Beginning allowance for doubtful accounts	1,170	7,289	7,475	6,749
Addition charged to (reversal of) bad debt expense	(99)	(618)	994	843
Write-off of accounts receivable		0	(1,180)	(117)
Ending allowance for doubtful accounts	$ 1,071	6,671	7,289	7,475

Accounts and bills receivable, net (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Short-term secured bank loans USD ($)	Dec. 31, 2012 Short-term secured bank loans CNY	Dec. 31, 2011 Short-term secured bank loans CNY
Accounts and bills receivable, net
Credit terms					30 days	90 days
Proceeds from the sale of bills receivable	$ 138,063	860,149	301,519	991,385
Discount on bills receivable sold, included in interest expense	2,834	17,654	7,178	12,620
Bills receivable pledged to banks as collateral							7,091	44,180
Short-term bank loans secured by bills receivable	$ 108,470	675,779	816,150				$ 6,063	37,770	98,150

Inventories (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Inventories
Raw materials	$ 4,672	29,109	29,804
Consumables and packaging materials	2,604	16,225	19,224
Work-in-progress	2,090	13,018	12,243
Finished goods	10,045	62,580	65,437
Total inventories	19,411	120,932	126,708
Inventory write-downs			3,205	4,846

Property, plant and equipment, net (Details) In Thousands, unless otherwise specified	12 Months Ended																																12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Costs of materials and production USD ($)	Dec. 31, 2012 Costs of materials and production CNY	Dec. 31, 2011 Costs of materials and production CNY	Dec. 31, 2010 Costs of materials and production CNY	Dec. 31, 2012 Research and development USD ($)	Dec. 31, 2012 Research and development CNY	Dec. 31, 2011 Research and development CNY	Dec. 31, 2010 Research and development CNY	Dec. 31, 2012 Sales, marketing and distribution USD ($)	Dec. 31, 2012 Sales, marketing and distribution CNY	Dec. 31, 2011 Sales, marketing and distribution CNY	Dec. 31, 2010 Sales, marketing and distribution CNY	Dec. 31, 2012 General and administrative USD ($)	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY	Dec. 31, 2012 Building and leasehold improvements USD ($)	Dec. 31, 2012 Building and leasehold improvements CNY	Dec. 31, 2011 Building and leasehold improvements CNY	Dec. 31, 2012 Machinery and equipment USD ($)	Dec. 31, 2012 Machinery and equipment CNY	Dec. 31, 2011 Machinery and equipment CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Furniture, fixtures and office equipment USD ($)	Dec. 31, 2012 Furniture, fixtures and office equipment CNY	Dec. 31, 2011 Furniture, fixtures and office equipment CNY	Dec. 31, 2012 Construction-in-progress CNY	Dec. 31, 2012 Construction-in-progress USD ($)	Dec. 31, 2011 Construction-in-progress CNY
Property, plant and equipment, net
Property, plant and equipment, gross	$ 206,181	1,284,525	1,282,163																		$ 93,685	583,666	543,317	$ 71,892	447,892	414,470	$ 7,172	44,683	43,973	$ 14,981	93,331	86,207	114,953	$ 18,451	194,196
Less: accumulated depreciation and amortization	(71,250)	(443,893)	(381,417)
Net amount of property, plant and equipment excluding deposits	134,931	840,632	900,746
Deposits for purchase of property, plant and equipment	2,073	12,914	25,069
Property, plant and equipment, net	137,004	853,546	925,815
Depreciation expense of property, plant and equipment
Total depreciation expense	$ 15,277	95,175	85,319	76,976	$ 4,866	30,316	28,526	32,135	$ 6,003	37,395	25,222	14,972	$ 43	269	302	296	$ 4,365	27,195	31,269	29,573													0

Property, plant and equipment, net (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2010 Construction in progress CNY
Property, Plant and Equipment
Interest cost capitalized					$ 268	1,672	2,741	4,468
Interest cost charged to income	11,117	69,258	42,342	19,920
Total interest cost incurred	$ 11,385	70,930	45,083	24,388

Land use rights (Details) (Land use rights) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Land use rights:
Non-current portion	$ 20,581	128,220	139,707
Current portion	485	3,024	3,197
Total land use rights	$ 21,066	131,244	142,904

Acquisitions, disposal of controlling interest, goodwill and intangible assets (Details) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Shanghai Simcere and Shanghai Celgen CNY	Dec. 31, 2011 Shanghai Simcere and Shanghai Celgen CNY	Jul. 11, 2012 Simcere MSD USD ($)	Jul. 11, 2012 Simcere MSD CNY	May 31, 2012 Simcere MSD	Dec. 31, 2012 Simcere MSD CNY	Dec. 31, 2012 Simcere MSD USD ($)	Dec. 31, 2012 Shanghai Celgen CNY	Dec. 31, 2011 Shanghai Celgen CNY	Dec. 31, 2012 Shanghai Celgen USD ($)	May 31, 2012 MSD China	Jul. 04, 2010 Jilin Boda CNY	Dec. 31, 2011 Jilin Boda	Jun. 30, 2010 Jilin Boda CNY	Dec. 31, 2011 Jilin Boda CNY	Dec. 31, 2010 Jilin Boda CNY	Jun. 30, 2010 Jilin Boda Nanjing Xiangao	Jun. 30, 2010 Nanjing Xiangao CNY	Apr. 02, 2010 Nanjing Tung Chit CNY
Acquisitions
Equity interest after transaction (as a percent)									49.00%
Equity interest by third party (as a percent)															51.00%
Fair value of equity interest							$ 8,507	53,000
Carrying value of equity interest							4,528	28,211
Gain recognized on disposal of controlling interest in subsidiary							3,979	24,789
Investments in and advances to affiliated companies	9,115	56,785	91,355	121,220	56,785	91,355				56,785	9,115		91,355	56,785
Changes in the carrying amount of investment in and advances to affiliate companies
Balance at the beginning of the period		91,355	121,220		91,355	121,220					9,115	91,355	121,220	56,785
Interest income from advances to Shanghai Celgen	133	828	1,827	1,485	828	1,827						828	1,827
Repayment from Shanghai Celgen			(19,500)			(19,500)							(19,500)
Equity in earning (losses)	(780)	(4,859)	(12,192)	(14,716)	5,300	(12,192)				5,300		(10,159)	(12,192)
Reclassify the investment in Shanghai Celgen to assets held for sale					(65,036)							(65,036)
Reclassify the advances to Shanghai Celgen to other current assets					(16,988)							(16,988)
Investment in Simcere MSD	4,528	28,211			53,000					53,000
Unrealized profit of inventory sold to Simcere MSD	(243)	(1,515)			(1,515)					(1,515)
Balance at the end of the period	9,115	56,785	91,355	121,220	56,785	91,355				56,785	9,115		91,355	56,785
Gain arising from the disposal of controlling interest	3,979	24,789					3,979	24,789
Percentage of equity interest acquired																39.19%	39.19%	39.19%	39.19%			80.00%	14.29%
Ownership interest (as a percent)							100.00%	100.00%													48.99%
Percentage of equity interest acquired through put and call arrangement																		9.80%				20.00%
Period after which option under put and call arrangement become exercisable																		1 year
Exercise price base amount of options under put and call arrangement																		43,600				43,600
Net profit percentage added to base amount of put and call arrangement																		9.80%				9.80%
Fair value of redeemable non-controlling interest																45,677
Reduction to additional paid-in-capital due to acquisition of redeemable non-controlling interest																41,505			8,791	126,110			6,019
Cash consideration for interest acquired under put and call arrangement																			40,040
Equity interest in acquired entity immediately before the acquisition date (as a percent)																	90.19%		90.19%
Equity interest in acquired entity after all transactions (as a percent)																	99.99%
Changes in redeemable non-controlling interest
Balance at the beginning of the period																			47,453
Income attributable to the redeemable non-controlling interest			1,378	1,776															1,378
Acquisition of redeemable non-controlling interest			(8,791)	174,185															48,831				261
Balance at the end of the period																				47,453
Cash consideration paid																							6,280
Total purchase consideration																174,185
Total cash consideration																170,147
Fair value of buildings, machinery and equipment transferred to selling shareholders																30,430
Consideration receivable for buildings, machinery and equipment transferred to selling shareholders																26,392

Acquisitions, disposal of controlling interest, goodwill and intangible assets (Details 2) In Thousands, unless otherwise specified	12 Months Ended																			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Costs of materials and production USD ($)	Dec. 31, 2012 Costs of materials and production CNY	Dec. 31, 2011 Costs of materials and production CNY	Dec. 31, 2010 Costs of materials and production CNY	Dec. 31, 2012 Sales, marketing and distribution USD ($)	Dec. 31, 2012 Sales, marketing and distribution CNY	Dec. 31, 2011 Sales, marketing and distribution CNY	Dec. 31, 2010 Sales, marketing and distribution CNY	Dec. 31, 2012 In-process research and development USD ($)	Dec. 31, 2012 In-process research and development CNY	Dec. 31, 2011 In-process research and development USD ($)	Dec. 31, 2010 In-process research and development USD ($)	Dec. 31, 2011 In-process research and development CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2012 Customer relationships Minimum	Dec. 31, 2012 Customer relationships Maximum	Dec. 31, 2012 Developed technologies CNY	Dec. 31, 2011 Developed technologies CNY	Dec. 31, 2012 Developed technologies Minimum	Dec. 31, 2012 Developed technologies Maximum	Dec. 31, 2012 Product trademarks CNY	Dec. 31, 2011 Product trademarks CNY	Dec. 31, 2012 Product trademarks Minimum	Dec. 31, 2012 Product trademarks Maximum	Dec. 31, 2012 Manufacturing and supply licenses CNY	Dec. 31, 2011 Manufacturing and supply licenses CNY	Dec. 31, 2012 Manufacturing and supply licenses Minimum	Dec. 31, 2012 Manufacturing and supply licenses Maximum
Intangible assets
Amortization period																				4 years	11 years			7 years	16 years			6 years	10 years			1 year	5 years
Gross carrying amount																		37,418	37,418			347,188	347,640			4,303	4,303			9,544	9,544
Gross carrying amount of acquired intangible assets	78,900	491,553	492,005											93,100			93,100
Accumulated amortization	(29,974)	(186,739)	(153,533)															(33,533)	(29,148)			(139,704)	(111,354)			(3,958)	(3,487)			(9,544)	(9,544)
Accumulated impairment	(11,252)	(70,100)												(70,100)
Net carrying amount																		3,885	8,270			207,484	236,286			345	816
Carrying value														23,000			93,100
Net carrying amount of acquired intangible assets	37,674	234,714	338,472
Total amortization expense	5,330	33,206	33,731	37,128	4,626	28,821	28,330	31,703	704	4,385	5,401	5,425
Impairment loss on indefinite-lived intangible assets													11,252	70,100	0	0
Estimated amortization expense of the Group's intangible assets with definite lives
2013		29,988
2014		28,793
2015		28,505
2016		28,139
2017		22,066

Acquisitions, disposal of controlling interest, goodwill and intangible assets (Details 3) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended				3 Months Ended				0 Months Ended	4 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Mar. 31, 2012 China Vax	Dec. 31, 2012 Vaccine reporting unit USD ($)	Dec. 31, 2012 Vaccine reporting unit CNY	Dec. 31, 2011 Vaccine reporting unit USD ($)	Dec. 31, 2010 Vaccine reporting unit USD ($)	Jun. 30, 2011 Jiangsu Quanyi CNY	Dec. 31, 2011 Jiangsu Quanyi	Dec. 31, 2009 Jiangsu Quanyi	Dec. 31, 2012 Jiangsu Quanyi China Vax	Jan. 24, 2011 Jiangsu Quanyi Human use rabies vaccines CNY	Oct. 31, 2008 Jiangsu Quanyi Human use rabies vaccines item	Dec. 31, 2012 Jiangsu Quanyi Human use rabies vaccines USD ($)	Dec. 31, 2012 Jiangsu Quanyi Human use rabies vaccines CNY	Dec. 31, 2009 Jiangsu Quanyi Human use rabies vaccines CNY	May 31, 2010 Jiangsu Quanyi Human use rabies vaccines CNY	Dec. 31, 2009 Jiangsu Quanyi Vaccine reporting unit CNY	Dec. 31, 2012 China Vax acquisition USD ($)	Dec. 31, 2012 China Vax acquisition As previously reported USD ($)	Dec. 31, 2012 China Vax acquisition Adjustment USD ($)	Dec. 31, 2012 China Vax acquisition Adjustment CNY
Goodwill
Gross goodwill, balance at the beginning of the period	$ 62,011	386,334		386,334
Accumulated impairment losses, balance at the beginning of the period	(12,263)	(76,398)		(76,398)
Net goodwill, balance at the beginning of the year	49,748	309,936		309,936
Impairment loss	(4,063)	(25,316)	0	0	0	0		(4,063)	(25,316)	0	0											(76,398)
Gross goodwill, balance at the end of the period	62,011	386,334	62,011	386,334		386,334
Accumulated impairment losses, balance at the end of the period	(16,326)	(101,714)	(12,263)	(76,398)		(76,398)
Net goodwill, balance at the end of the year	45,685	284,620	49,748	309,936		309,936
Additional ownership interest acquired (as a percent)							100.00%					37.50%	15.00%	15.00%	15.00%
Number of batches of human use rabies vaccines manufactured with quality problems																	4
Period for which employees are prohibited to engage in the production and marketing of pharmaceutical products																				10 years
Accrual for aggregate amount payable attributable to product quality problems																		808	5,034	50,300
Accrual for penalty levied by Changzhou Food and Drug Administration																				25,638	25,638
Accrual for cost of patient re-vaccinations																				23,034	23,034
Accrual for penalty levied by the People's Court of Tianning district																				1,628
Penalty and cost for re-vaccinations paid																		7,266	45,266
Impairment loss on goodwill	4,063	25,316	0	0	0	0		4,063	25,316	0	0											76,398
Amount of penalty imposed by Intermediate People's Court of Changzhou City, Jiangsu Province on final judgment																3,000
Receipts under the settlement agreement												50,000
Business acquisition consideration payable																								4,511	(2,481)	(15,650)
Amount of consideration agreed to be paid by the entity																							$ 2,030

Short-term borrowings (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Unsecured government loan USD ($)	Dec. 31, 2012 Unsecured government loan CNY	Dec. 31, 2011 Unsecured government loan CNY	Dec. 31, 2012 Unsecured bank loans USD ($)	Dec. 31, 2012 Unsecured bank loans CNY	Dec. 31, 2011 Unsecured bank loans CNY	Dec. 31, 2012 Unsecured bank loans Maximum	Dec. 31, 2011 Unsecured bank loans Maximum	Dec. 31, 2012 Unsecured bank loans Minimum	Dec. 31, 2011 Unsecured bank loans Minimum	Dec. 31, 2012 Short-term secured bank loans USD ($)	Dec. 31, 2012 Short-term secured bank loans CNY	Dec. 31, 2011 Short-term secured bank loans CNY
Short-term borrowings
Short-term borrowings	$ 108,470	675,779	816,150	$ 2,889	18,000	8,000	$ 99,518	620,009	710,000					$ 6,063	37,770	98,150
Fixed interest rates for short-term debt (as a percent)										7.02%	7.93%	5.60%	6.10%
Weighted average effective interest rates on short-term borrowings outstanding (as a percent)	5.92%	5.92%	6.93%
Unutilized banking facilities	$ 44,943	280,000	266,000

Long-term borrowings (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Unsecured government loan with free interest USD ($)	Dec. 31, 2012 Unsecured government loan with free interest CNY
Long-term borrowings
Total long-term borrowings	$ 321	2,000	$ 321	2,000

Income tax (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Cayman Islands	Dec. 31, 2012 British Virgin Islands	Dec. 31, 2012 PRC Subsidiaries USD ($)	Dec. 31, 2012 PRC Subsidiaries CNY	Dec. 31, 2012 Hainan Simcere	Dec. 31, 2011 Hainan Simcere	Dec. 31, 2010 Hainan Simcere	Dec. 31, 2012 Shandong Simcere	Dec. 31, 2011 Shandong Simcere	Dec. 31, 2010 Shandong Simcere	Dec. 31, 2012 Nanjing Simcere	Dec. 31, 2011 Nanjing Simcere	Dec. 31, 2010 Nanjing Simcere	Dec. 31, 2012 Shanghai Simcere	Dec. 31, 2011 Shanghai Simcere	Dec. 31, 2010 Shanghai Simcere	Dec. 31, 2012 Jilin Boda	Dec. 31, 2011 Jilin Boda	Dec. 31, 2010 Jilin Boda	Dec. 31, 2012 Simcere Zhong Ren	Dec. 31, 2011 Simcere Zhong Ren	Dec. 31, 2010 Simcere Zhong Ren	Dec. 31, 2011 Jiangsu Quanyi	Dec. 31, 2010 Jiangsu Quanyi	Dec. 31, 2014 Forecast Hainan Simcere	Dec. 31, 2013 Forecast Hainan Simcere	Dec. 31, 2014 Forecast Shandong Simcere	Dec. 31, 2013 Forecast Shandong Simcere	Dec. 31, 2015 Forecast Nanjing Simcere	Dec. 31, 2014 Forecast Nanjing Simcere	Dec. 31, 2013 Forecast Nanjing Simcere	Dec. 31, 2014 Forecast Jilin Boda	Dec. 31, 2013 Forecast Jilin Boda	Dec. 31, 2014 Forecast Simcere Zhong Ren	Dec. 31, 2013 Forecast Simcere Zhong Ren	Dec. 31, 2012 United States Simcere America	Dec. 31, 2012 People's Republic of China	Dec. 31, 2011 People's Republic of China	Dec. 31, 2010 People's Republic of China	Dec. 31, 2007 People's Republic of China
Income tax
Statutory income tax rate (as a percent)	25.00%																																				41.00%	25.00%
Withholding tax rate (as a percent)		0.00%	0.00%
Income tax rate subject to (as a percent)				25.00%	25.00%	15.00%	15.00%	11.00%	15.00%	12.00%	11.00%	15.00%	15.00%	12.50%	25.00%	24.00%	22.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	25.00%	15.00%	25.00%	15.00%	25.00%	15.00%	25.00%	15.00%	15.00%	25.00%	15.00%	25.00%	15.00%
Transition period																																						5 years
Preferential income tax rate, expired (as a percent)																																									15.00%
Transitional income tax rate (as a percent)																																						25.00%	24.00%	22.00%
Preferential income tax rate for entities that qualify as Advanced and New Technology Enterprises (as a percent)																																						15.00%
Withholding tax on dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)																																						10.00%
Unrecognized deferred tax liability for undistributed earnings				$ 17,596	109,623
Undistributed earnings generated by the PRC subsidiaries				$ 175,957	1,096,232

Income tax (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cayman Islands USD ($)	Dec. 31, 2012 Cayman Islands CNY	Dec. 31, 2011 Cayman Islands CNY	Dec. 31, 2010 Cayman Islands CNY	Dec. 31, 2012 British Virgin Islands USD ($)	Dec. 31, 2012 British Virgin Islands CNY	Dec. 31, 2011 British Virgin Islands CNY	Dec. 31, 2010 British Virgin Islands CNY	Dec. 31, 2012 United States USD ($)	Dec. 31, 2012 United States CNY	Dec. 31, 2011 United States CNY	Dec. 31, 2012 People's Republic of China USD ($)	Dec. 31, 2012 People's Republic of China CNY	Dec. 31, 2011 People's Republic of China CNY	Dec. 31, 2010 People's Republic of China CNY
Income tax
Earnings (losses) before income taxes	$ (3,208)	(19,984)	116,458	195,293	$ (4,014)	(25,009)	(33,323)	(34,040)	$ 763	4,756	(13,516)	(18,287)	$ 36	224	(4,947)	$ 7	45	168,244	247,620
Income tax expense (benefit)
Current		35,906	30,837	38,362													35,906	30,837	38,362
Deferred	(6,659)	(41,487)	(66,208)	(27,722)									(303)	(1,889)		(6,356)	(39,598)	(66,208)	(27,722)
Total income tax expense (benefit)	(896)	(5,581)	(35,371)	10,640									(303)	(1,889)		(593)	(3,692)	(35,371)	10,640
Movement of unrecognized tax benefits
Balance at the beginning of the period		19,928	19,928	19,928
Balance at the end of the period	3,199	19,928	19,928	19,928
Unrecognized tax benefits, if recognized, would affect the Group's effective income tax rate		19,928	19,928	19,928
Interest accrued related to unrecognized tax benefits	166	1,032	1,032	1,032
Recognized cumulative accrued interest amount related to unrecognized tax benefits	759	4,729	3,697	2,665
Possible amount of unrecognized tax benefits recognized in the next twelve months	920	5,733
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	$ 16	100
Period of statute of limitations for transfer pricing issues	10 years	10 years

Income tax (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Basic CNY	Dec. 31, 2010 Basic CNY	Dec. 31, 2011 Diluted CNY	Dec. 31, 2010 Diluted CNY
Income tax
PRC statutory income tax rate (as a percent)	25.00%	25.00%
Effect of tax holiday
Increase in income tax expense if without tax holiday			7,011	29,942
Increase in earnings per share (in CNY and dollars per share)					0.06	0.28	0.06	0.27
Reconciliation of expected income tax expense to actual income tax expense (benefit)
Computed expected income tax expense	(802)	(4,996)	29,114	48,823
Non-deductible expense
Entertainment expense	917	5,710	3,746	2,373
Share based compensation cost	820	5,109	7,335	7,775
Reversal of deferred tax assets on accounts receivable	1,328	8,276		303
Penalty for quality issue of rabies vaccine				750
Staff costs			262	554
Impairment charges	1,016	6,329
R&D expense bonus deduction	(2,625)	(16,352)	(1,451)	(1,239)
Deemed income for free samples	372	2,320	4,713	7,437
Non-taxable income			(12,500)	(2,101)
Tax rate differential and preferential rate	(2,992)	(18,641)	(19,982)	(24,200)
Tax rate differential for a non-PRC entity	6	36	(742)
Effect of tax holiday			(7,011)	(29,942)
Non-PRC entities not subject to income tax	(7)	(46)	4,375	5,307
Change in valuation allowance	869	5,411	(42,078)	(6,855)
Interest for unrecognized tax benefits	166	1,032	1,032	1,032
Change in enacted tax rates or tax status	336	2,095	(2,686)
Intercompany intellectual property transfer	(250)	(1,555)	(730)	(594)
Others	(50)	(309)	1,232	1,217
Total income tax expense (benefit)	$ (896)	(5,581)	(35,371)	10,640

Income tax (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Certain subsidiaries one USD ($)	Dec. 31, 2012 Certain subsidiaries one CNY	Dec. 31, 2012 Certain subsidiaries two USD ($)	Dec. 31, 2012 Certain subsidiaries two CNY	Dec. 31, 2012 Subsidiaries in cumulative loss position USD ($)	Dec. 31, 2012 Subsidiaries in cumulative loss position CNY	Dec. 31, 2012 Subsidiaries in cumulative loss position People's Republic of China USD ($)	Dec. 31, 2012 Subsidiaries in cumulative loss position People's Republic of China CNY	Dec. 31, 2012 Subsidiaries in cumulative loss position United States USD ($)	Dec. 31, 2012 Subsidiaries in cumulative loss position United States CNY
Deferred tax assets:
Property, plant and equipment	$ 1,670	10,405	9,086
Intangible assets	642	4,001	4,761
Accounts receivable	268	1,668	10,399
Inventories	246	1,532	3,014
Tax loss carryforwards	12,208	76,058	48,571					11,842	73,775
Accruals	8,652	53,902	53,462					7,461	46,484
Government grants	2,610	16,261	4,724
Total gross deferred tax assets	26,296	163,827	134,017
Valuation allowance	(1,244)	(7,751)	(2,340)
Net deferred tax assets	25,052	156,076	131,677
Deferred tax liabilities
Intangible assets and land use right	(8,731)	(54,396)	(77,552)
Property, plant and equipment	(669)	(4,166)	(5,152)
Investment in an affiliated company	(1,146)	(7,143)
Government grant	(386)	(2,403)	(2,492)
Net deferred tax liabilities	(10,932)	(68,108)	(85,196)
Net deferred tax liabilities						(6,547)	(40,789)
Net deferred tax assets	14,120	87,968	46,481	20,667	128,757			20,427	127,265
Classification on consolidated balance sheets
Current	17,930	111,706	79,620
Non-current (included in other non-current assets):	5,198	32,382	13,109
Deferred tax liabilities:
Non-current portion	(9,008)	(56,120)	(46,248)
Tax loss carryforwards								46,912	292,269	46,154	287,546	758	4,723
Accrual								$ 29,845	185,935

Income tax (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Simcere America USD ($)	Dec. 31, 2012 Simcere America CNY	Dec. 31, 2012 Jiangsu Quanyi USD ($)	Dec. 31, 2012 Jiangsu Quanyi CNY
Valuation allowance
Increase (decrease) in the valuation allowance	$ 869	5,411	(42,078)	$ (318)	(1,979)	$ 1,186	7,390

Income tax (Details 6) In Thousands, unless otherwise specified	Dec. 31, 2012 PRC Subsidiaries USD ($)	Dec. 31, 2012 PRC Subsidiaries CNY	Dec. 31, 2012 Tax loss carryforwards expiring in 2014 PRC Subsidiaries CNY	Dec. 31, 2012 Tax loss carryforwards expiring in 2015 PRC Subsidiaries CNY	Dec. 31, 2012 Tax loss carryforwards expiring in 2016 PRC Subsidiaries CNY	Dec. 31, 2012 Tax loss carryforwards expiring in 2017 PRC Subsidiaries CNY	Dec. 31, 2012 Tax loss carryforwards expiring in 2031 United States subsidiary USD ($)	Dec. 31, 2012 Tax loss carryforwards expiring in 2031 United States subsidiary CNY
Tax loss carryforwards
Tax loss carryforwards	$ 48,482	302,047	238	30,493	115,056	156,260	$ 758	4,723

Other current liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Jiangsu Quanyi CNY	Jun. 30, 2011 Jiangsu Quanyi	Dec. 31, 2009 Jiangsu Quanyi	Dec. 31, 2011 Jilin Boda CNY	Jul. 04, 2010 Jilin Boda	Jun. 30, 2010 Jilin Boda	Dec. 31, 2011 Jilin Boda Jilin Boda Redeemable Non-controlling Interest CNY
Other current liabilities
Accrued marketing, traveling and conference expenses	$ 16,846	104,950	120,545
Accrued construction costs and payable for acquisition of property, plant and equipment	6,393	39,829	69,046
VAT payable	7,484	46,629	48,304
Provision for rabies vaccine re-inoculation cost and penalty	808	5,034	19,534
Government grants	13,859	86,343	76,660
Payable for acquisitions			41,810	28,422			4,400			8,988
Security deposits from employees and agents	2,877	17,923	22,835
Customer receipts in advance	909	5,666	4,909
Accrued research and development expenses	1,683	10,484	5,640
Accrued legal and professional fees	589	3,670	3,093
Other accrued liabilities	9,300	57,940	58,476
Income taxes payable	2,525	15,729	11,039
Amount due to related party	1,609	10,025	8,788
Total other current liabilities	$ 64,882	404,222	490,679
Percentage of additional equity interest acquired				15.00%	37.50%	15.00%	39.19%	39.19%	39.19%

Statutory reserves (Details) (PRC Subsidiaries) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum
Statutory reserves
Percentage of net profit required to be transferred to statutory reserve	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Percentage of registered capital required to be maintained in the statutory surplus reserve					25.00%
Appropriations to statutory reserve funds	$ 2,396	14,928	16,834	31,048
Accumulated balance of the statutory reserve funds	$ 36,685	228,550	213,622

Pension and other postretirement benefits (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Pension and other postretirement benefits
Employer contribution as a percentage of standard salary base	20.00%	20.00%
Employer contributions charged to expense	$ 3,878	24,163	22,665	15,644

Commitments and contingencies (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Advertising and research and development projects USD ($)	Dec. 31, 2012 Advertising and research and development projects CNY	Dec. 31, 2012 Capital commitments USD ($)	Dec. 31, 2012 Capital commitments CNY
Commitments and contingencies
Rental expenses	$ 1,224	7,623	6,008	1,493
Future minimum rental payments under non-cancellable operating leases
2013		1,792
2014		367
2015		234
2016		3
2017		3
Thereafter		12
Total		2,411
Commitments
Capital commitments for purchase of machinery and equipment							139	863
Commitments for research and development projects					3,656	22,776
Depositary receipt facility
Incentive payment received for grant of exclusive right to manage the company's American Depositary Receipt (ADR) program	160	1,006	1,025	1,056
Minimum percentage of decline in the outstanding American Depositary Receipts (ADRs) required to effect contingent obligation	50.00%	50.00%
Total incentive payment received for grant of exclusive right to manage the company's American Depositary Receipt (ADR) program	3,954	24,635
Sales of bills receivable commitments
Outstanding bills receivable with recourse liability	24,887	155,046	40,560
Recourse liability recognized related to bills receivable	$ 0	0	0

Earnings per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator for basic and diluted earnings per share:
Net income attributable to the reporting entity	$ 9,142	56,957	178,389	172,411
Denominator:
Basic weighted average number of ordinary shares outstanding	106,996,531	106,996,531	109,738,705	108,321,562
Effect of dilutive options and non-vested shares	374,299	374,299	786,552	3,036,234
Diluted weighted average number of ordinary shares outstanding	107,370,830	107,370,830	110,525,257	111,357,796
Basic earnings per share (in CNY and dollars per share)	$ 0.09	0.53	1.63	1.59
Diluted earnings per share (in CNY and dollars per share)	$ 0.09	0.53	1.61	1.55
Number of anti-dilutive share options excluded from earnings per share (in shares)	729,700	729,700	857,700	978,000

Revenue (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cardiovascular and Cerebrovascular USD ($)	Dec. 31, 2012 Cardiovascular and Cerebrovascular CNY	Dec. 31, 2011 Cardiovascular and Cerebrovascular CNY	Dec. 31, 2010 Cardiovascular and Cerebrovascular CNY	Dec. 31, 2012 Antibiotics USD ($)	Dec. 31, 2012 Antibiotics CNY	Dec. 31, 2011 Antibiotics CNY	Dec. 31, 2010 Antibiotics CNY	Dec. 31, 2012 Anti-cancer USD ($)	Dec. 31, 2012 Anti-cancer CNY	Dec. 31, 2011 Anti-cancer CNY	Dec. 31, 2010 Anti-cancer CNY	Dec. 31, 2012 Anti-inflammatory drugs USD ($)	Dec. 31, 2012 Anti-inflammatory drugs CNY	Dec. 31, 2011 Anti-inflammatory drugs CNY	Dec. 31, 2010 Anti-inflammatory drugs CNY	Dec. 31, 2012 Vaccine USD ($)	Dec. 31, 2012 Vaccine CNY	Dec. 31, 2011 Vaccine CNY	Dec. 31, 2010 Vaccine CNY	Dec. 31, 2012 Other medicines USD ($)	Dec. 31, 2012 Other medicines CNY	Dec. 31, 2011 Other medicines CNY	Dec. 31, 2010 Other medicines CNY
Revenue
Total revenue	$ 334,339	2,082,966	2,040,547	2,141,098	$ 121,212	755,164	779,846	800,979	$ 57,144	356,013	313,464	435,797	$ 89,268	556,150	522,373	417,199	$ 32,546	202,767	185,441	219,550	$ 39	241	222	62,947	$ 34,130	212,631	239,201	204,626

Share-based compensation (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Non-vested shares USD ($)	Dec. 31, 2012 Non-vested shares CNY	Dec. 31, 2011 Non-vested shares USD ($)	Dec. 31, 2011 Non-vested shares CNY	Dec. 31, 2010 Non-vested shares USD ($)	Dec. 31, 2010 Non-vested shares CNY	Apr. 15, 2009 Non-vested shares USD ($)	Apr. 15, 2009 Non-vested shares CNY	Dec. 31, 2012 Vested shares USD ($)	May 31, 2009 2006 Share Incentive Plan item	Nov. 13, 2006 2006 Share Incentive Plan	May 07, 2009 2006 Share Incentive Plan Share options	Dec. 31, 2012 2006 Share Incentive Plan Share options USD ($)	Dec. 31, 2012 2006 Share Incentive Plan Share options CNY	Dec. 31, 2011 2006 Share Incentive Plan Share options USD ($)	Dec. 31, 2011 2006 Share Incentive Plan Share options CNY	Dec. 31, 2010 2006 Share Incentive Plan Share options USD ($)	Dec. 31, 2010 2006 Share Incentive Plan Share options CNY	May 07, 2009 2006 Share Incentive Plan Non-vested shares	Dec. 31, 2012 2006 Share Incentive Plan Non-vested shares	Dec. 31, 2011 2006 Share Incentive Plan Non-vested shares	Dec. 31, 2010 2006 Share Incentive Plan Non-vested shares	Dec. 31, 2012 2006 Share Incentive Plan Non-vested shares Minimum	Dec. 31, 2012 2006 Share Incentive Plan Non-vested shares Maximum	May 07, 2009 2006 Share Incentive Plan Vested shares	Jul. 31, 2008 2008 Share Incentive Plan	Dec. 31, 2012 2008 Share Incentive Plan Non-vested shares
Share-based compensation
Share authorized for issuance under the share incentive plan													12,000,000															6,250,000
Summary of share options granted
Total number of share options granted																			978,000	978,000
Weighted average exercise price per share (US$/share)																			$ 4.55
Weighted average vesting period																			3 years	3 years
Terms of the award																									3 years	5 years			5 years
Weighted average contractual life																			6 years	6 years
Weighted average grant-date fair value per option (in CNY and dollars per share)																			$ 2.35	15.51
Aggregate fair value of options granted during the period																				15,169,000
Weight average assumptions used in determining the fair value of the share options granted
Expected term																			4 years 6 months	4 years 6 months
Expected volatility (as a percent)																			64.73%	64.73%
Expected dividend (as a percent)																			0.00%	0.00%
Risk-free rate, minimum (as a percent)																			0.75%	0.75%
Risk-free rate, maximum (as a percent)																			1.41%	1.41%
Stock option activity, Number of options
Balance at the beginning of the period (in shares)															857,700	857,700	978,000	978,000
Granted (in shares)																			978,000	978,000
Exercised (in shares)															0	0	(800)	(800)	0	0
Forfeited (in shares)															(128,000)	(128,000)	(119,500)	(119,500)
Balance at the end of the period (in shares)															729,700	729,700	857,700	857,700	978,000	978,000
Vested and expected to vest (in shares)															654,543	654,543
Exercisable at the end of the period (in shares)															296,200	296,200
Stock option activity, Weighted average exercise price
Balance at the beginning of the period (in dollars per share)															$ 4.55		$ 4.55
Granted (in dollars per share)																			$ 4.55
Exercised (in dollars per share)																	$ 4.55
Forfeited (in dollars per share)															$ 4.55		$ 4.55
Balance at the end of the period (in dollars per share)															$ 4.55		$ 4.55		$ 4.55
Vested and expected to vest (in dollars per share)															$ 4.55
Exercisable at the end of the period (in dollars per share)															$ 4.55
Stock option activity, Weighted average remaining contractual term
Balance at the end of the period															2 years 8 months 1 day	2 years 8 months 1 day
Vested and expected to vest at the end of the period															2 years 8 months 1 day	2 years 8 months 1 day
Exercisable at the end of the period															2 years 8 months 1 day	2 years 8 months 1 day
Aggregate intrinsic value
Balance at the end of the period															(383,000)
Vested and expected to vest at the end of the period															(344,000)
Exercisable at the end of the period															(156,000)
Additional disclosures
Fair value of share options vested															577,000	3,596,000		4,899,000
Intrinsic value of options exercised																	300	2,000
Unrecognized compensation cost related to share options															920,000	5,734,000
Weighted average period for recognition of unrecognized compensation cost			4 years 6 months 14 days	4 years 6 months 14 days											2 years 8 months 1 day	2 years 8 months 1 day
Par value required to be paid by holders upon exercise of non-vested shares (in dollars per share)	$ 0.01	$ 0.01							$ 0.01	0.06
Number of directors and employees opting for the share option exchange program												154
Number of options tendered under the share option exchange program														9,802,400
Number of shares granted in exchange of options under share option exchange program																					2,916,028						1,833,990
Number of non-vested shares exercised			213,388	213,388	243,870	243,870	518,322	518,322
Non-vested shares activity, Number of non-vested shares
Balance at the beginning of the period (in shares)			1,000,426	1,000,426	1,920,426	1,920,426	2,056,830	2,056,830
Granted (in shares)			6,140,000	6,140,000	364,000	364,000	870,000	870,000														4,140,000	364,000	870,000					2,000,000
Vested (in shares)			(378,346)	(378,346)	(1,035,452)	(1,035,452)	(993,068)	(993,068)
Forfeited (in shares)			(96,988)	(96,988)	(248,548)	(248,548)	(13,336)	(13,336)
Balance at the end of the period (in shares)			6,665,092	6,665,092	1,000,426	1,000,426	1,920,426	1,920,426
Vested but not exercised (in shares)											3,683,152
Non-vested shares activity, Weighted average grant-date fair value
Balance at the beginning of the period (in dollars per share)			$ 4.94		$ 3.9		$ 3.44
Granted (in dollars per share)			$ 3.84		$ 5.96		$ 4.48
Vested (in dollars per share)			$ 4.83		$ 3.64		$ 3.47
Forfeited (in dollars per share)			$ 4.53		$ 3.78		$ 3.38
Balance at the end of the period (in dollars per share)			$ 3.94		$ 4.94		$ 3.9
Vested but not exercised (in dollars per share)											$ 3.59
Additional disclosures
Fair value of non-vested shares vested			1,653,000	10,296,000		30,727,000		33,759,000
Unrecognized compensation cost related to non-vested shares			$ 23,657,000	147,385,000
Vested (in shares)																			0	0

Share-based compensation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Research and development expenses USD ($)	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2010 Research and development expenses CNY	Dec. 31, 2012 Sales, marketing and distribution expenses USD ($)	Dec. 31, 2012 Sales, marketing and distribution expenses CNY	Dec. 31, 2011 Sales, marketing and distribution expenses CNY	Dec. 31, 2010 Sales, marketing and distribution expenses CNY	Dec. 31, 2012 General and administrative expenses USD ($)	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY
Share-based compensation cost
Total share-based compensation	$ 3,280	20,437	29,341	31,099	$ 413	2,575	3,960	3,599	$ 697	4,341	5,414	3,810	$ 2,170	13,521	19,967	23,690

Share repurchases (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 30, 2011 ADSs USD ($)	Nov. 30, 2009 ADSs USD ($)	Nov. 30, 2008 ADSs USD ($)	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2012 ADSs CNY	Dec. 31, 2011 ADSs USD ($)	Dec. 31, 2010 ADSs USD ($)	Dec. 31, 2012 ADSs 2013 Cancellations
Share repurchase program
Authorized repurchase amount				$ 30,000	$ 50,000	$ 50,000
Share repurchased and cancelled							2,300,000	2,300,000		2,100,000
Average repurchase price per share (in CNY and dollars per share)							$ 4.21	26.23	$ 3.86	$ 4.37
Cost of shares repurchased and cancelled	121,923	31,955	127,499				19,291	121,923		18,831
Handling charges							182	1,134	52	178
Share repurchased									600,000
Cost of shares repurchased									$ 5,048
Shares cancelled							2,000,000	2,000,000			300,000

Related party transactions (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Companies in which a major shareholder of the entity has an equity interest USD ($)	Dec. 31, 2012 Companies in which a major shareholder of the entity has an equity interest CNY	Dec. 31, 2011 Companies in which a major shareholder of the entity has an equity interest CNY	Dec. 31, 2012 Related party receiving secured loan Secured loan receivable CNY	Dec. 31, 2011 Related party receiving secured loan Secured loan receivable CNY	Jul. 31, 2011 Related party receiving secured loan Secured loan receivable Before June 30, 2012 CNY	Jul. 31, 2011 Related party receiving secured loan Secured loan receivable Before June 30, 2013 CNY	Dec. 31, 2012 Related party receiving secured loan Secured loan receivable Before June 30, 2013 USD ($)	Dec. 31, 2012 Related party receiving secured loan Secured loan receivable Before June 30, 2013 CNY	Jul. 31, 2011 Related party receiving secured loan Secured loan receivable Before June 30, 2014 CNY	Dec. 31, 2012 Related party receiving secured loan Secured loan receivable Before June 30, 2014 USD ($)	Dec. 31, 2012 Related party receiving secured loan Secured loan receivable Before June 30, 2014 CNY	Dec. 31, 2012 Related party receiving the advance payment USD ($)	Dec. 31, 2012 Related party receiving the advance payment CNY	Dec. 31, 2011 Related party receiving the advance payment CNY	Dec. 31, 2012 Affiliated company USD ($)	Dec. 31, 2012 Affiliated company CNY	Dec. 31, 2011 Affiliated company CNY	Dec. 31, 2012 Simcere MSD USD ($)	Dec. 31, 2012 Simcere MSD CNY	Dec. 31, 2012 Noncontrolling shareholder of Simcere Zhong Ren USD ($)	Dec. 31, 2012 Noncontrolling shareholder of Simcere Zhong Ren CNY
Related party transactions
Purchase of packaging and raw materials from related parties	$ 79	494	454	23
Sales of products to related parties	5,594	34,852	8,678	6,158
Interest income from loan to a related party	181	1,130	1,506	1,274
Repayment from a related party	1,333	8,303	1,325
Interest income from advances to an affiliated company	133	828	1,827	1,485
Advance to an affiliated company				12,600
Repayment from an affiliated Company			19,500
Interest expense from loans to related parties	43	270
Borrowing of loans from related parties	2,408	15,000
Repayment of loans to related parties	2,408	15,000
Advance to a related party for research and development services	806	5,020
Due from related parties:
Current portion	5,283	32,912	9,661		52	322	774										806	5,020	1,132
Non-current portion	963	6,000	16,000
Due from related parties	6,246	38,912	25,661
Advances to an affiliated company			16,160
Due to related parties	1,609	10,025	8,788
Related party transactions
Principal amount of loan receivable								21,600
Note receivable - variable rate basis								RMB benchmark lending rates of financial institutions
Loans receivable, basis spread multiplier on variable rate								1.2
Principal repayment of loan receivable										5,600	10,000			6,000
Current portion of principal amount of loan receivable									5,600			1,605	10,000
Accrued interest on loan receivable current									2,155			93	582
Noncurrent portion of principal amount of loan receivable									16,000						963	6,000
Principal outstanding on advances to an affiliated company																				2,023	12,600	12,600
Interest accrued on advances to an affiliated company																				704	4,388	3,560
Sales commission payable																							1,588	9,892
Purchase material payable																									$ 21	133

Collaborative arrangements (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Co-development and production of humanized antibody therapeutics for tumors Epitomics, Inc. USD ($)	Dec. 31, 2012 Co-development and production of humanized antibody therapeutics for tumors Epitomics, Inc. CNY	Dec. 12, 2008 Co-development and production of humanized antibody therapeutics for tumors Epitomics, Inc. USD ($)	Dec. 12, 2008 Co-development and production of humanized antibody therapeutics for tumors Epitomics, Inc. CNY	Dec. 31, 2009 Co-development and production of humanized antibody therapeutics for tumors Epitomics, Inc. In-process research and development USD ($)
Collaborative arrangements
Maximum funding obligation							$ 5,000	31,150
Payment for acquiring license rights									1,000
Remaining funding obligation					3,000	18,690
Amount paid upon receipt of clinical trial approval from the China Food and Drug Administration					1,000	6,230
Income received as percentage of income derived from the sale, transfer, assignment, license and/or disposition of the drug outside China prior to drug entering Phase I clinical trial					40.00%	40.00%
Income received as percentage of income derived from the sale, transfer, assignment, license and/or disposition of the drug outside China after drug enters Phase I clinical trial					50.00%	50.00%
Entity's share in development cost (as a percent)					50.00%	50.00%
Entity's share in profit arising from the sales of the drug outside China (as a percent)					50.00%	50.00%
Revenue generated from the project	334,339	2,082,966	2,040,547	2,141,098	0	0
Profit generated from the project	$ 276,383	1,721,895	1,712,388	1,799,311	$ 0	0

Simcere Pharmaceutical Group (parent company) (Details) (PRC Subsidiaries) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Statutory reserves
Accumulated balance of the statutory reserve funds maintained at the Company's PRC operating subsidiaries	$ 36,685	228,550	213,622
Restricted net assets	$ 203,787	1,269,613	1,117,665

Simcere Pharmaceutical Group (parent company) (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Simcere Pharmaceutical Group USD ($)	Dec. 31, 2012 Simcere Pharmaceutical Group CNY	Dec. 31, 2011 Simcere Pharmaceutical Group CNY	Dec. 31, 2010 Simcere Pharmaceutical Group CNY
Assets
Cash	$ 28,597	178,162	209,850	273,583	$ 1,873	11,667	13,487	14,063
Other current assets	20,151	125,542	101,576		240	1,499	1,022
Due from subsidiaries					69,444	432,643	555,885
Investment in subsidiaries	9,115	56,785	91,355	121,220	255,673	1,592,867	1,509,755
Total assets	541,350	3,372,663	3,734,117		327,230	2,038,676	2,080,149
Due to subsidiaries					3,776	23,524	23,522
Other current liability	64,882	404,222	490,679		486	3,026	446
Total shareholders' equity	322,968	2,012,126	2,056,181		322,968	2,012,126	2,056,181
Total liabilities and shareholders' equity	541,350	3,372,663	3,734,117		327,230	2,038,676	2,080,149
Condensed Statements of operations
Equity in earnings of subsidiaries					13,156	81,966	211,712	206,451
Operating expense					(4,167)	(25,963)	(33,737)	(34,797)
Interest income	653	4,066	4,676	4,214		2	1	1
Foreign currency exchange gains, net	(148)	(923)	7,732	5,511	(9)	(54)	(612)	(327)
Other income	1,834	11,429	15,036	2,286	162	1,006	1,025	1,083
Earnings (losses) before income taxes	(3,208)	(19,984)	116,458	195,293	9,142	56,957	178,389	172,411
Income taxes	(896)	(5,581)	(35,371)	10,640
Net income attributable to Simcere Pharmaceutical Group shareholders	9,142	56,957	178,389	172,411	9,142	56,957	178,389	172,411
Condensed Statements of Cash Flows
Net cash used in operating activities	50,333	313,578	(176,893)	132,260	(380)	(2,370)	(3,668)	(786)
Net cash (used in) provided by financing activities	(44,876)	(279,583)	342,948	(97,738)	92	575	4,407	(4,582)
Effect of exchange rate changes on cash	(9)	(54)	(1,607)	(1,222)	(4)	(25)	(1,315)	(486)
Net decrease in cash	(5,086)	(31,688)	(63,733)	(168,905)	(292)	(1,820)	(576)	(5,854)
Cash at beginning of year	33,683	209,850	273,583	442,488	2,165	13,487	14,063	19,917
Cash at end of year	$ 28,597	178,162	209,850	273,583	$ 1,873	11,667	13,487	14,063